                                     -------------------------------------
                                     OMB APPROVAL
                                     OMB Number: 3235-0570
                                     Expires: November 30, 2005
                                     Estimated average burden
                                     hours per response. . . . . . . 5.0
                                     -------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811 - 06603
                                  ---------------------------------------------
  Performance Funds Trust
-------------------------------------------------------------------------------
                             (Exact name of registrant as specified in charter)
   3435 Stelzer Rd.  Columbus, OH  43219
-------------------------------------------------------------------------------
            (Address of principal executive offices) (Zip code)
   3435 Stelzer Rd.  Columbus, OH  43219
-------------------------------------------------------------------------------
                   (Name and address of agent for service)
Registrant's telephone number, including area code:   800-737-3676
                                                      ------------
Date of fiscal year end:       5/31/05
                               -------

Date of reporting period:      11/30/04
                               --------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form
N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

[PERFORMANCE FUNDS LOGO]

June 2004 -- November 2004

Dear Shareholder:

SEMIANNUAL ECONOMIC REVIEW

The six-month period ended November 2004 continued to be a period of expansion for the U.S. economy. During this period, the economy grew at a robust clip of 3.9%, as measured by GDP. It was highlighted by two events, the election in November, and the Federal Reserve's rate hikes in each of their meetings during these six months. Equity indices ended the period with decisive gains after spending a majority of the period flat to slightly negative.

Equity markets responded favorably to not only the quick and clear election results, but also to another election season that occurred without a major incident. Markets spent the last month of this six-month period in a steady uptrend. The positive economic numbers that were released during the period also encouraged investors. The unemployment rate held steady around 5.5%, while the economy was bolstered by the creation of 248,000 jobs.

For the period, the bond market continued on its established trend of rising short-term rates and falling long-term rates. This flattening of the yield curve came in conjunction with the continued action by the Fed to raise rates. In each of their four meetings during the period, they raised rates 0.25%, from 1.00% to 2.00%. With the Fed indicating that they would continue to raise rates at a measured pace, most bond investors looked to shorter-term maturities.

Inflation persisted as perhaps the biggest concern of investors. For the period, inflation remained solidly fixed at about 3.1% (YoY). Inflation was certainly on the minds of the Federal Reserve as they cited it as the main reason for their actions during this period.

Another concern investors had is the trade deficit, which grew by $3.3 billion during this six-month period. The large deficit helped keep the dollar on its extended downtrend as both the Euro and the Yen gained against the dollar. Oil remained in its long-term uptrend for the period, even after a hard pullback from established highs of over $55 per barrel. Uncertainty in the Middle East continued to determine the direction of crude oil prices. Other commodities performed well during this period as well, and it is no surprise that gold prices climbed as many investors looked to it as a hedge against inflation.

Sincerely,

/s/ Douglas H. Ralston

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.
---------------

Trustmark Investment Advisors, Inc., a wholly-owned subsidiary of Trustmark National Bank, provides investment advisory and other services to the Funds and receives a fee for those services. This material is authorized for distribution only when preceded or accompanied by a prospectus. The Funds are distributed by Performance Funds Distributor, Inc.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC. THERE IS NO BANK GUARANTEE. MUTUAL FUNDS MAY LOSE VALUE. THE VIEWS EXPRESSED IN THIS SHAREHOLDER LETTER REFLECT THOSE OF THE PRESIDENT OF THE ADVISOR THROUGH THE PERIOD ENDED NOVEMBER 30, 2004. THE PRESIDENT'S VIEWS ARE SUBJECT TO CHANGE BASED ON THE MARKET AND OTHER CONDITIONS.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
PERFORMANCE MONEY MARKET FUND

The Performance Money Market Fund saw short-term interest rates move sharply higher during the first six-months of this fiscal year. The Federal Reserve moved interest rates higher on four occasions during this period. The Fed Funds target rate ended November at two percent from its starting point at the end of May of one percent. The Performance Money Market Fund saw its yield move substantially higher during this time frame as the 7-day yield of the Fund ended the period at 1.55% from its starting yield at the end of May of 0.62%. Yields on securities such as commercial paper and agency discount notes moved higher during this time frame as these rates are closely tied to the Fed Funds rate. The Fund maintained a relatively short average maturity during this six-month period. At the end of November the Fund had an average maturity of 30 days. This is due to our opinion that the Federal Reserve will continue to raise short-term rates for the near term. The shorter average maturity allows the Fund to reinvest funds in higher rate securities more quickly after a Federal Reserve move which allows our shareholders to more quickly participate in the higher interest rate environment.

The Fund invests primarily in high-quality, short-term instruments such as U.S. Treasury obligations, U.S. Government Agency issues, bankers' acceptances, commercial paper, and repurchase agreements. The Fund is considered a first tier Fund as a result of the high quality of the Fund's holdings per the respective ratings from Standard and Poor's (A-1 or A-1+) and Moody's (P-1). An investment in the Fund is neither insured nor guaranteed by the U.S. Government. The Fund's objective is to maintain a stable NAV of $1.00 per share. This has been accomplished since the Fund's inception, but there can be no guarantee that it will be in the future.

Signed,

/s/ Kelly J. Collins

Kelly J. Collins
Portfolio Manager
Trustmark Investment Advisors, Inc.
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2004. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
PERFORMANCE SHORT TERM GOVERNMENT INCOME FUND

The Performance Short Term Government Fund provided shareholders with a return of 0.84% (Institutional Class) for the six months ended November 30, 2004. The first half of this fiscal year was really a tale of two completely opposite three-month periods. During the summer months of 2004, the economy suffered through a "soft patch" as described by Federal Reserve Chairman Alan Greenspan. The Federal Reserve started its process of raising the Fed Funds target rate in June in order to remove some of the excess liquidity in the market. At the same time, the economy slowed just a bit and job creation was not as impressive as it had been during previous recoveries. As a result, bonds rallied through the summer even though the Fed was raising rates. The Fed continued to raise rates during the second half of the six-month period as the economy began to gain traction and job creation became more robust. Bond traders became less enthusiastic about bond prices during this time frame, which pushed rates higher by about 60 basis points in the short end of the yield curve.

Even though it was a difficult period in the fixed income markets, the Fund managed to provide a positive return for its shareholders. Two year Treasury notes ended November at 3.00%, which is the highest yield for this part of the yield curve since summer of 2002. The Fund continues to maintain a slightly shorter duration then its benchmark as we expect the Federal Reserve to continue to raise short-term rate for the near term. The Fund continues to use high quality investments for its shareholders such as U.S. Treasury securities, U.S. Agency and Mortgage related securities and high-grade corporate and municipal issues.(1)

Signed,

/s/ Kelly J. Collins

Kelly J. Collins
Portfolio Manager
Trustmark Investment Advisors, Inc.
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.PERFORMANCEFUNDS.COM.

(1) Portfolio composition is subject to change.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2004. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
PERFORMANCE INTERMEDIATE TERM INCOME FUND

Bond prices have certainly rebounded since our letter in May, in spite of a commitment by the Federal Reserve to raise rates. Several economic factors developed that have kept long-term rates low. The sudden surge in oil prices had as much effect on investor sentiment as anything, as this has a tendency to damper profits and economic growth. Also, high foreign savings rates are still causing a flood of cheap capital to flow into the U.S. bond market. These conditions have temporarily brought investment dollars back into the bond market since its rapid sell-off during second quarter 2004.

However, recent jobs and inflation data has re-initiated an unnoticed upward trend in bond yields. We believe this trend will continue into 2005 as inflation becomes worrisome to the Fed, and they continue to press for higher rates. As current yields offer very little protection for the pending market value declines, we continue our cautious stance in our bond portfolio. While we are surprised as to the resilience the bond market has shown recently, our protective stance has still provided attractive dividends and returns to the shareholders. We prefer to keep our portfolio postured for the future opportunities that may arise from bond yields, and expect that 2005 will provide some of those opportunities.

Signed,

/s/Jonathan Rogers

Jonathan Rogers, CFA
Trustmark National Bank
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.PERFORMANCEFUNDS.COM.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2004. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE LARGE CAP EQUITY FUND

For the six months ended November 30, 2004 the Large Cap Equity Fund (the "Fund"), Institutional Class Shares returned 7.87% compared to the Standard & Poor's 500 Stock Index,(1) which returned 5.67%. Much of the Fund's outperformance can be attributed to exposure to oil and energy stocks, which saw substantial positive returns over the period.

The Fund's top performing holdings during the period varied across a range of sectors. Specifically, shares of Autodesk increased by over 83% in the period, AETNA rose by 46%, Ryder Systems increased 45%, and Black & Decker rose 41%. On the downside, positions in Pfizer (down 20%), Cisco Systems (down 16%), and American International Group (down 13%) hindered Fund performance.(2)

Over the past six months, the stock market as a whole has performed nicely although large cap stocks have lagged mid caps and small caps. The economy showed strength over the period even with the continuation of the war in Iraq, oil prices spiking over $50/barrel, and the Federal Reserve sustaining its tightening policy.

   LISTED BELOW ARE THE TOP TEN HOLDINGS OF THE FUND AT NOVEMBER 30, 2004:(2)

 1.  Exxon Mobil                       4.67%
 2.  iShares S&P500/Barra Value        4.46%
 3.  General Electric                  3.67%
 4.  Microsoft                         3.38%
 5.  Bank of America                   2.47%
 6.  Johnson & Johnson                 2.22%
 7.  ChevronTexaco                     2.12%
 8.  Dell Inc.                         1.93%
 9.  Wells Fargo                       1.79%
10.  American Express                  1.57%

Signed,

/s/ Douglas H. Ralston

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

/s/ Douglas P. Muenzenmay
Doug P. Muenzenmay, CFA
Portfolio Manager
Trustmark Investment Advisors, Inc.

---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COSTS. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.PERFORMANCEFUNDS.COM.

(1) The Standard & Poor's 500 Stock Index (the "Index") is an unmanaged index that reflects the U.S. stock market as a whole. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(2) Portfolio composition is subject to change. The ten largest holdings' percentages are based upon net assets as of November 30, 2004.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2004. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE MID CAP EQUITY FUND

For the six months ended November 30, 2004, the Mid Cap Equity Fund (the "Fund"), Institutional Class Shares returned 6.14% compared to the Standard & Poor's MidCap 400 Index,(1) which returned 7.78%. One reason for the slight underperformance was a lack of exposure to the Basic Materials sector, which significantly outperformed the benchmark during the period, as well as the Fund's holdings in the under-performing Consumer Staples sector.

The holdings that performed particularly well during the period belonged to various economic sectors but the energy sector performed exceptionally well. Consumer electronics company Harman International advanced over 53%, XTO Energy rose 44%, and another energy company, Valero, rose by over 42%. Those companies contributing to negative performance of the Fund were, again, spread across numerous economic sectors with Consumer Staples stocks weighing down the Fund's performance the most. The worst performers were Dean Foods and Tyson Foods, down -10% and -20%, respectively, and Microchip Technology, down -11%.(2)

The out-performance of mid cap issues relative to large companies continued as expected in the previous six months. Mid cap stocks, as measured by the S&P 400 index, broke out to all-time highs near the end of the six-month period. This out-performance has widened somewhat in the last few months; however, valuations are becoming slightly less attractive. If the economy can continue to rebound, we are looking for solid performance by the MidCaps in the year ahead.

   LISTED BELOW ARE THE TOP TEN HOLDINGS OF THE FUND AT NOVEMBER 30, 2004(2):

 1.  Midcap SPDR                       4.76%
 2.  Electronic Arts                   3.04%
 3.  Valero Energy                     3.01%
 4.  Beckman Coulter                   2.81%
 5.  Symantec                          2.60%
 6.  Murphy Oil Corp                   2.19%
 7.  Harman International              2.11%
 8.  NorthFork Bancorp                 1.90%
 9.  Quest Diagnostics                 1.81%
10.  Gilead Sciences                   1.70%

Signed,

/s/ Douglas H. Ralston

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COSTS. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.PERFORMANCEFUNDS.COM.

(1) The Standard & Poor's 400 Stock Index (the "Index") is an unmanaged capitalization weighted index that measures the performance of the mid-range sector of the U.S. stock market where the market capitalization is approximately $700 million. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(2) Portfolio composition is subject to change. The ten largest holdings' percentages are based upon net assets as of November 30, 2004.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2004. The manager's views are subject to change at any time based on the market and other conditions

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------

THE LEADERS EQUITY FUND

For the six months ended November 30, 2004, the Leaders Equity Fund (the "Fund") Institutional Class Shares returned 9.05% while the Russell 1000 Index(2) returned 5.91% and the Russell 1000 Growth Index(3) returned 0.26%. Much of the fund's outperformance during the period can be traced to the overweight in the Consumer Discretionary and Technology sectors.

Holdings in Autodesk, Harman International and Symantec saw the greatest appreciation during the period, gaining 83%, 53%, and 40% respectively. Positions with sub-par performance included Patterson Dental, and Illinois Toolworks, with returns of 8% and 5%, respectively. In addition, the fund's solid exposure to mid-size companies has helped as mid caps have outperformed large this year.(4)

In recent months, the economy has seen strong performance with consumers continuing to prop up GDP even in the face of high oil prices and rising interest rates. Energy stocks were far and away the superior performers over the period. The Fund was well positioned during the period placing overweights on outperforming sectors, and will continue to focus on companies with superior earnings growth and price appreciation potential.

   LISTED BELOW ARE THE TOP TEN HOLDINGS OF THE FUND AT NOVEMBER 30, 2004(4):

 1.  Apple Computer                    2.41%
 2.  Burlington Resources              2.21%
 3.  Autodesk                          2.18%
 4.  Noble Energy                      2.13%
 5.  Baker Hughes                      2.11%
 6.  Smith International               2.10%
 7.  Grant Prideco                     2.08%
 8.  Ball Corp                         2.07%
 9.  Symantec                          2.05%
10.  Patterson Dental                  2.05%

Signed,

/s/ Douglas H. Ralston

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

/s/ Douglas P. Muenzenmay
Doug P. Muenzenmay, CFA
Portfolio Manager
Trustmark Investment Advisors, Inc.

---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COSTS. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.PERFORMANCEFUNDS.COM.

(1) The total return set forth reflects a reduction of a portion of the Fund's fees. Without the reduction of these fees, total return for the period would have been lower.

(2) The Russell 1000 Index is an unmanaged capitalization weighted index which measures the performance of the 1,000 largest companies based on total market capitalization.

(3) The Russell 1000 Growth Index is an unmanaged index comprised of the securities in the Russell 1000 Index with a greater-than average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher growth rates.

    The performance of these indices does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(4) Portfolio composition is subject to change. The ten largest holdings' percentages are based upon net assets as of November 30, 2004.

As a non-diversified fund, the value of the shares may fluctuate more than shares invested in a broader range of industries and companies.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2004. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Schedule of Portfolio Investments
November 30, 2004
(Unaudited)

 PRINCIPAL
  AMOUNT          SECURITY DESCRIPTION          VALUE
 ---------        --------------------          -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 56.9%
FEDERAL FARM CREDIT BANK -- 1.3%
$ 7,400,000   3.88%, 2/1/05................  $  7,424,190
                                             ------------
FEDERAL HOME LOAN BANK -- 9.0%
 10,000,000   1.99%, 12/8/04...............     9,996,140
 20,000,000   1.99%, 12/10/04..............    19,990,050
  5,000,000   1.75%, 8/12/05...............     4,969,653
  5,000,000   2.51%, 11/4/05...............     5,000,000
 10,000,000   2.39%, 11/10/05..............    10,000,000
                                             ------------
                                               49,955,843
                                             ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 21.5%
 40,000,000   1.91%, 12/7/04...............    39,987,251
 25,000,000   1.93%, 12/22/04..............    24,971,854
 30,000,000   2.06%, 1/4/05................    29,941,633
  5,000,000   1.88%, 1/15/05...............     5,004,455
 20,000,000   2.20%, 2/3/05................    19,921,778
                                             ------------
                                              119,826,971
                                             ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 25.1%
 10,000,000   1.97%, 12/3/04...............     9,998,906
 10,000,000   1.96%, 12/6/04...............     9,997,278
 30,000,000   2.05%, 12/20/04..............    29,967,593
 20,000,000   2.02%, 12/21/04..............    19,977,556
 30,000,000   2.03%, 12/27/04..............    29,956,017
 25,000,000   2.06%, 12/29/04..............    24,959,944
 10,000,000   1.63%, 1/3/05................    10,000,000
  5,000,000   1.56%, 5/13/05...............     5,000,000
                                             ------------
                                              139,857,294
                                             ------------
      TOTAL U.S. GOVERNMENT AGENCY
        OBLIGATIONS........................   317,064,298
                                             ------------
COMMERCIAL PAPER -- 35.5%
BEVERAGES -- 3.6%
 20,000,000   Anheuser Busch, 1.81%,
                12/15/04...................    19,985,922
                                             ------------
CONSUMER GOODS & SERVICES -- 1.8%
 10,000,000   Proctor & Gamble Company,
                1.88%, 12/1/04.............    10,000,000
                                             ------------
ENERGY -- 5.4%
 10,000,000   Chevrontexaco, 2.00%,
                12/17/04...................     9,991,111
 20,000,000   Dupont (EI) Nemour, 2.07%,
                12/28/04...................    19,968,950
                                             ------------
                                               29,960,061
                                             ------------
FINANCIAL SERVICES -- 15.9%
 10,000,000   Bank of America, 2.11%,
                12/30/04...................     9,983,003
 22,000,000   Bear Stearns, 1.99%,
                12/10/04...................    21,989,055
 10,000,000   General Electric Capital
                Corporation, 1.98%,
                12/13/04...................     9,993,400

 PRINCIPAL
  AMOUNT          SECURITY DESCRIPTION          VALUE
 ---------        --------------------          -----
COMMERCIAL PAPER (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
$23,000,000   Morgan Stanley, 2.08%,
                12/23/04...................  $ 22,970,764
 24,000,000   Wells Fargo, 2.00%,
                12/14/04...................    23,982,667
                                             ------------
                                               88,918,889
                                             ------------
NEWSPAPERS -- 4.5%
 25,000,000   Gannett Company, 2.00%,
                12/9/04....................    24,988,889
                                             ------------
UTILITIES -- 4.3%
 10,000,000   National Rural Utilities,
                2.01%, 12/8/04.............     9,996,092
 14,000,000   National Rural Utilities,
                2.06%, 12/16/04............    13,987,983
                                             ------------
                                               23,984,075
                                             ------------
      TOTAL COMMERCIAL PAPER...............   197,837,836
                                             ------------
CORPORATE BONDS -- 0.5%
RETAIL -- 0.5%
  3,000,000   McDonald's Corporation,
                4.15%, 2/15/05.............     3,017,274
                                             ------------
      TOTAL CORPORATE BONDS................     3,017,274
                                             ------------
MUNICIPAL BONDS -- 1.2%
MISSISSIPPI -- 1.2%
  6,580,000   Mississippi Business Finance
                Corporation, 2.21%,
                4/1/21.....................     6,580,000
                                             ------------
      TOTAL MUNICIPAL BONDS................     6,580,000
                                             ------------
CERTIFICATES OF DEPOSIT -- 1.8%
FINANCIAL SERVICES -- 1.8%
 10,000,000   First Tennessee Bank, 1.97%,
                12/2/04....................    10,000,000
                                             ------------
      TOTAL CERTIFICATES OF DEPOSIT........    10,000,000
                                             ------------
REPURCHASE AGREEMENTS -- 4.1%
 22,646,645   Bank of America Securities,
                2.04%, 12/1/04, with a
                maturity value of
                $22,647,928 (collateralized
                at 102% by Federal National
                Mortgage Association
                discount notes with a
                maturity date of 10/14/05
                and value of
                $23,104,139.50)............    22,646,645
                                             ------------
      TOTAL REPURCHASE AGREEMENTS..........    22,646,645
                                             ------------
      TOTAL (Amortized Cost
       $557,146,053)(a)....................  $557,146,053
                                             ============

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Schedule of Portfolio Investments (continued)
November 30, 2004
(Unaudited)

---------------
Percentages indicated are based on net assets of $556,628,668

(a) Cost for federal income tax and financial reporting purposes is the same.

The Money Market Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2004.

U.S. Government Agency Obligations.......      56.9%
Financial Services.......................      17.7%
Energy...................................       5.4%
Newspapers...............................       4.5%
Utilities................................       4.3%
Repurchase Agreements....................       4.1%
Beverages................................       3.6%
Consumer Goods & Services................       1.8%
Mississippi..............................       1.2%
Retail...................................       0.5%
                                              ------
      TOTAL..............................     100.0%
                                              ======

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments
November 30, 2004
(Unaudited)

PRINCIPAL
  AMOUNT          SECURITY DESCRIPTION           VALUE
---------         --------------------           -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 95.6%
FEDERAL FARM CREDIT BANK -- 5.0%
$4,000,000   2.50%, 3/15/06.................  $ 3,975,000
                                              -----------
FEDERAL HOME LOAN BANK -- 21.2%
 3,000,000   4.00%, 2/15/05.................    3,011,250
 2,500,000   3.25%, 8/15/05.................    2,510,468
 2,500,000   3.05%, 11/27/06................    2,491,548
 3,000,000   2.30%, 7/24/07.................    2,917,500
 3,000,000   3.50%, 5/15/07.................    3,007,896
 3,000,000   3.80%, 8/24/07.................    3,015,473
                                              -----------
                                               16,954,135
                                              -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 12.4%
 3,500,000   6.88%, 1/15/05.................    3,519,354
 2,000,000   2.42%, 5/12/06.................    1,982,238
 1,500,000   2.00%, 7/7/06..................    1,473,413
 3,000,000   4.00%, 1/14/09.................    2,980,551
                                              -----------
                                                9,955,556
                                              -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 18.6%
 2,000,000   5.75%, 6/15/05.................    2,034,462
 3,000,000   3.13%, 7/15/06.................    3,000,117
 2,000,000   3.13%, 4/05/07.................    1,989,750
 2,500,000   3.41%, 8/30/07.................    2,489,768
 1,265,186   3.50%, 3/25/09.................    1,268,341
 4,059,520   4.50%, 3/25/21.................    4,092,556
                                              -----------
                                               14,874,994
                                              -----------
U.S. GOVERNMENT AGENCY MORTGAGES -- 38.4%
 3,500,000   Federal Home Loan Mortgage
               Corporation, 5.00%, 9/15/12,
               Series 2702 WA...............    3,567,725
 3,000,000   Federal Home Loan Mortgage
               Corporation, 4.50%, 12/15/17,
               Series 2690 TB...............    3,034,710
 5,000,000   Federal Home Loan Mortgage
               Corporation, 4.00%, 5/15/22,
               Series 2693 JC...............    5,064,350
SHARES OR
PRINCIPAL
  AMOUNT          SECURITY DESCRIPTION           VALUE
---------         --------------------           -----
$5,000,000   Federal Home Loan Mortgage
               Corporation, 3.50%, 9/15/22,
               Series 2715 QB...............  $ 4,977,200
 3,073,876   Government National Mortgage
               Association, 3.75%, 12/20/23,
               Series 2003-66 HG............    3,078,030
 9,306,140   Government National Mortgage
               Association, 4.00%, 7/20/26,
               Series 2003-41 PA............    4,321,427
 3,955,414   Government National Mortgage
               Association, 3.25%, 6/16/27,
               Series 2004-26 HD............    3,902,479
 2,836,616   Government National Mortgage
               Association 3.47%, 4/20/34,
               Series 2004-22 BK............    2,801,158
                                              -----------
                                               30,747,079
                                              -----------
      TOTAL U.S. GOVERNMENT AGENCY
        OBLIGATIONS........................... 76,506,764
                                              -----------
CORPORATE BONDS -- 1.3%
HEALTH CARE -- 1.3%
 1,000,000   Bristol-Myers Squibb, 4.75%,
               10/1/06......................    1,024,095
                                              -----------
      TOTAL CORPORATE BONDS.................    1,024,095
                                              -----------
INVESTMENT COMPANIES -- 2.7%
 2,161,595   Performance Money Market Fund
               Institutional Class(b).......    2,161,595
                                              -----------
      TOTAL INVESTMENT COMPANIES............    2,161,595
                                              -----------
      TOTAL (Cost $80,375,861)(a)...........  $79,692,454
                                              ===========

---------------

Percentages indicated are based on net assets of $79,986,459.

(a) Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized depreciation of securities as follows:

          Unrealized appreciation.....................................  $  83,150
          Unrealized depreciation.....................................   (766,557)
                                                                        ---------
          Net unrealized depreciation.................................  $(683,407)
                                                                        =========

(b) Affiliated security.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
November 30, 2004
(Unaudited)

The Short Term Government Income Fund invested, as a percen-tage of net assets, in the following industries, as of November 30, 2004.

U.S. Government Agency Mortgages.........      38.4%
Federal Home Loan Bank...................      21.2%
Federal National Mortgage Association....      18.6%
Federal Home Loan Mortgage Corporation...      12.4%
Federal Farm Credit Bank.................       5.0%
Investment Companies.....................       2.7%
Health Care..............................       1.3%
                                              ------
      TOTAL..............................      99.6%
                                              ======

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM INCOME FUND
Schedule of Portfolio Investments
November 30, 2004
(Unaudited)

PRINCIPAL
  AMOUNT          SECURITY DESCRIPTION           VALUE
---------         --------------------           -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 64.6%
FEDERAL AGRICULTURAL MORTGAGE CORPORATION -- 1.2%
$1,000,000   5.93%, 6/4/08..................  $ 1,073,200
                                              -----------
FEDERAL FARM CREDIT BANK -- 2.5%
 2,000,000   8.88%, 7/28/08.................    2,147,500
                                              -----------
FEDERAL HOME LOAN BANK -- 7.0%
 3,000,000   1.88%, 12/27/04................    2,995,927
 2,000,000   7.13%, 2/15/05.................    2,019,376
 1,000,000   6.38%, 8/15/06.................    1,053,420
                                              -----------
                                                6,068,723
                                              -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 19.9%
 3,000,000   2.06%, 2/1/05..................    2,988,750
 2,000,000   6.63%, 9/15/09.................    2,228,294
 1,000,000   5.63%, 3/15/11.................    1,074,458
 3,000,000   4.50%, 11/15/13, Series 2770
               UH...........................    3,025,860
 2,000,000   4.50%, 2/15/15, Series 2658
               PD...........................    1,995,740
 3,000,000   4.00%, 5/15/15, Series 2617
               UM...........................    2,944,320
 3,000,000   4.50%, 7/15/15, Series 2633
               PC...........................    2,988,870
                                              -----------
                                               17,246,292
                                              -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 13.8%
 2,000,000   2.52%, 7/25/05.................    1,966,304
 3,000,000   4.50%, 5/25/15, Series 2003-54
               TC...........................    2,991,377
   265,936   7.00%, 4/1/20, Pool #253299....      283,081
   174,620   7.50%, 9/1/29, Pool #252717....      187,324
 1,471,006   4.00%, 12/25/29, Series 2003-27
               EC...........................    1,452,431
 3,000,000   5.00%, 8/25/30, Series 2003-54
               PE...........................    3,027,023
 2,000,000   5.50%, 12/25/34, Series 2004-96
               QD...........................    2,002,596
                                              -----------
                                               11,910,136
                                              -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 10.7%
     5,072   9.00%, 3/15/20, Pool #271741...        5,702
 2,567,583   4.00%, 4/16/28, Series 2003-34
               PH...........................    2,564,604
   502,142   7.00%, 10/15/29, Pool
               #510559......................      534,615
   229,968   7.50%, 10/15/29, Pool
               #510534......................      247,446
   740,977   8.00%, 2/15/30, Pool #529127...      805,776
 3,000,000   5.50%, 4/20/30, Pool #2003-86
               QD...........................    3,072,450
 2,000,000   5.50%, 3/20/34, Pool #2004-27
               QD...........................    2,029,700
                                              -----------
                                                9,260,293
                                              -----------
TENNESSEE VALLEY AUTHORITY -- 9.5%
 2,000,000   6.38%, 6/15/05.................    2,040,000
 2,000,000   7.14%, 5/23/12.................    2,325,000
 3,500,000   6.00%, 3/15/13.................    3,834,824
                                              -----------
                                                8,199,824
                                              -----------
      TOTAL U.S. GOVERNMENT AGENCY
        OBLIGATIONS.........................   55,905,968
                                              -----------

PRINCIPAL
  AMOUNT          SECURITY DESCRIPTION           VALUE
---------         --------------------           -----
U.S. TREASURY OBLIGATIONS -- 8.4%
U.S. TREASURY INFLATION PROTECTED BONDS -- 8.4%
$2,945,620   3.50%, 1/15/11.................  $ 3,650,648
 3,000,000   3.38%, 1/15/12.................    3,643,695
                                              -----------
      TOTAL U.S. TREASURY OBLIGATIONS.......    7,294,343
                                              -----------
CORPORATE BONDS -- 25.5%
AEROSPACE/DEFENSE -- 1.2%
   250,000   Raytheon Company, 7.38%,
               7/15/25......................      257,500
   250,000   Rockwell International
               Corporation, 6.63%, 6/1/05...      254,289
   500,000   Rockwell International
               Corporation, 6.15%,
               1/15/08......................      531,875
                                              -----------
                                                1,043,664
                                              -----------
AUTOMOTIVE -- 1.2%
 1,000,000   General Motors Corporation,
               7.10%, 3/15/06...............    1,028,750
                                              -----------
BEVERAGES -- 1.3%
 1,000,000   Coca-Cola Enterprises, 7.13%,
               9/30/09......................    1,127,500
                                              -----------
CHEMICALS -- 0.9%
   500,000   Air Products & Chemicals, Inc.,
               7.38%, 5/1/05................      508,750
   250,000   Air Products & Chemicals, Inc.,
               6.24%, 1/13/10...............      271,250
                                              -----------
                                                  780,000
                                              -----------
CONSUMER NON-DURABLE -- 0.3%
   250,000   Kimberly-Clark Corporation,
               6.88%, 2/15/14...............      287,188
                                              -----------
ELECTRIC & ELECTRONIC EQUIPMENT -- 1.3%
 1,000,000   Emerson Electric, 7.13%,
               8/15/10......................    1,141,250
                                              -----------
FINANCIAL SERVICES -- 8.8%
   500,000   American General Corporation,
               6.75%, 6/15/05...............      510,625
   500,000   Bankers Trust Corporation,
               7.50%, 11/15/15..............      577,500
 1,000,000   Bear Stearns Company, Inc.,
               7.63%, 2/1/05................    1,008,362
   250,000   Chase Manhattan Corporation,
               6.50%, 1/15/09...............      270,625
   500,000   CNA Financial Corporation,
               6.60%, 12/15/08..............      533,047
   250,000   First Bank, 6.88%, 4/1/06......      260,625
 1,000,000   Ford Motor Credit Corporation,
               7.75%, 2/15/07...............    1,076,122

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM INCOME FUND
Schedule of Portfolio Investments (continued)
November 30, 2004
(Unaudited)

PRINCIPAL
  AMOUNT          SECURITY DESCRIPTION           VALUE
---------         --------------------           -----
CORPORATE BONDS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
$  650,000   General Electric Capital
               Corporation, 6.90%,
               9/15/15......................  $   741,000
   500,000   Household Finance Corporation,
               6.88%, 3/1/07................      534,587
   500,000   ITT Hartford Corporation,
               7.30%, 11/1/15...............      570,625
   500,000   John Deere Capital Corporation,
               6.00%, 2/15/09...............      536,202
   500,000   NationsBank, 6.38%, 5/15/05....      508,125
   500,000   Texaco Capital, Inc., 5.70%,
               12/1/08......................      508,125
                                              -----------
                                                7,635,570
                                              -----------
FOOD PRODUCTS & SERVICES -- 2.6%
 1,000,000   Campbell Soup Company, 6.75%,
               2/15/11......................    1,121,250
 1,000,000   Heinz (H.J.) Company, 6.00%,
               3/15/08......................    1,065,397
                                              -----------
                                                2,186,647
                                              -----------
OFFICE EQUIPMENT & SERVICES -- 1.2%
 1,000,000   Pitney Bowes, Inc., 5.95%,
               2/1/05.......................    1,004,626
                                              -----------
RAILROADS -- 1.9%
   500,000   Norfolk Southern Railway
               Corporation, 7.00%,
               6/15/05......................      510,625
 1,000,000   Union Tank Car Company, 6.79%,
               5/1/10.......................    1,115,000
                                              -----------
                                                1,625,625
                                              -----------
RETAIL -- 0.6%
   500,000   Sears Roebuck Acceptance
               Corporation, 6.70%,
               11/15/06.....................      520,625
                                              -----------
SHARES OR
PRINCIPAL
  AMOUNT          SECURITY DESCRIPTION           VALUE
---------         --------------------           -----
TELECOMMUNICATIONS -- 2.1%
$  500,000   AT&T Corporation, 6.00%,
               3/15/09......................  $   518,125
   250,000   Motorola, Inc., 6.50%,
               3/1/08.......................      267,500
   250,000   SBC Communications Capital
               Corporation, 7.20%,
               10/15/26.....................      263,750
   500,000   SBC Communications, Inc.,
               7.00%, 8/15/05...............      514,375
   240,000   SBC Communications, Inc.,
               7.13%, 8/1/07................      260,400
                                              -----------
                                                1,824,150
                                              -----------
UTILITIES -- 2.1%
   250,000   Consolidated Edison Company of
               New York, Inc. 6.63%,
               7/1/05.......................      255,313
   250,000   Northern States Power Company,
               7.13%, 7/1/25................      289,063
   250,000   Scottish Power PLC, 6.63%,
               6/1/07.......................      266,250
 1,000,000   South Carolina Electric and
               Gas, 7.50, 6/15/05...........    1,024,999
                                              -----------
                                                1,835,625
                                              -----------
      TOTAL CORPORATE BONDS.................   22,041,220
                                              -----------
INVESTMENT COMPANIES -- 0.9%
   770,590   Performance Money Market Fund
               Institutional Class(b).......      770,590
                                              -----------
      TOTAL INVESTMENT COMPANIES............      770,590
                                              -----------
      TOTAL (Cost $82,494,639)(a)...........  $86,012,121
                                              ===========

---------------

Percentages indicated are based on net assets of $86,532,850.

(a) Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.....................................  $3,900,985
          Unrealized depreciation.....................................    (383,503)
                                                                        ----------
          Net unrealized appreciation.................................  $3,517,482
                                                                        ==========

(b) Affiliated security.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM INCOME FUND
Schedule of Portfolio Investments (continued)
November 30, 2004
(Unaudited)

The Intermediate Term Income Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2004.

U.S. Government Agency Obligations.......      64.6%
Financial Services.......................       8.8%
U.S. Treasury Obligations................       8.4%
Food Products & Services.................       2.6%
Telecommunications.......................       2.1%
Utilities................................       2.1%
Railroads................................       1.9%
Beverages................................       1.3%
Electric & Electronic Equipment..........       1.3%
Aerospace/Defense........................       1.2%
Automotive...............................       1.2%
Office Equipment & Services..............       1.2%
Chemicals................................       0.9%
Investment Companies.....................       0.9%
Retail...................................       0.6%
Consumer Non-Durable.....................       0.3%
                                              ------
      TOTAL..............................      99.4%
                                              ======

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments
November 30, 2004
(Unaudited)

 SHARES          SECURITY DESCRIPTION           VALUE
 ------          --------------------           -----
COMMON STOCKS -- 94.5%
AEROSPACE/DEFENSE -- 1.6%
   11,600   Northrop Grumman Corporation...  $    653,428
   21,000   Rockwell International
              Corporation..................       993,300
                                             ------------
                                                1,646,728
                                             ------------
AUTOMOTIVE -- 3.2%
   11,000   Cummins Engine, Inc. ..........       875,820
   11,500   Eaton Corporation..............       775,100
   17,000   Genuine Parts Co. .............       737,970
   12,000   Paccar, Inc. ..................       937,200
                                             ------------
                                                3,326,090
                                             ------------
BUSINESS EQUIPMENT & SERVICES -- 3.2%
   13,000   Ebay, Inc.(c)..................     1,461,850
   18,500   Ryder System, Inc. ............       992,340
   25,000   Staples, Inc.(c)...............       797,750
                                             ------------
                                                3,251,940
                                             ------------
CAPITAL GOODS -- 1.9%
   13,000   Black & Decker Corporation.....     1,093,170
   20,000   Sherwin-Williams Company.......       892,000
                                             ------------
                                                1,985,170
                                             ------------
CHEMICALS -- 0.9%
   20,000   Praxair, Inc. .................       898,000
                                             ------------
COMMERCIAL SERVICES -- 1.5%
   24,000   AutoDesk, Inc. ................     1,569,840
                                             ------------
COMPUTER SOFTWARE -- 4.8%
   15,000   Adobe Systems, Inc. ...........       908,400
   31,000   Cisco Systems, Inc.(c).........       580,010
  130,000   Microsoft Corporation..........     3,485,300
                                             ------------
                                                4,973,710
                                             ------------
COMPUTERS -- 2.7%
   49,000   Dell, Inc.(c)..................     1,985,480
    8,000   International Business Machines
              Corporation..................       753,920
                                             ------------
                                                2,739,400
                                             ------------
CONSTRUCTION -- 1.7%
   24,000   Masco Corporation..............       846,480
   18,000   Nucor Corporation..............       952,200
                                             ------------
                                                1,798,680
                                             ------------
CONSUMER DURABLE -- 0.9%
   16,000   Danaher Corporation............       910,080
                                             ------------

 SHARES          SECURITY DESCRIPTION           VALUE
 ------          --------------------           -----
COMMON STOCKS (CONTINUED)
CONSUMER GOODS & SERVICES -- 10.8%
   41,000   Archer-Daniels-Midland
              Company......................  $    869,200
   22,000   Ball Corporation...............       984,060
   18,000   Brunswick Corporation..........       878,760
   15,000   Carnival Corporation...........       795,150
   12,500   Clorox Co. ....................       689,000
   19,700   Gillette Company...............       856,753
   16,000   Hershey Foods Corporation......       828,800
   16,500   Kellogg Company................       721,050
    9,000   McGraw-Hill Companies, Inc. ...       789,570
    9,500   Nike, Inc., Class B............       804,270
   13,000   Procter & Gamble Company.......       695,240
   13,000   VF Corporation.................       701,870
   21,500   Wrigley (WM.) Jr. Company......     1,479,200
                                             ------------
                                               11,092,923
                                             ------------
DIVERSIFIED -- 8.2%
   28,000   Edison International...........       893,200
  107,000   General Electric Company.......     3,783,520
    7,720   Illinois Tool Works, Inc. .....       727,456
    9,500   ITT Industries, Inc. ..........       808,640
   18,600   Textron, Inc. .................     1,350,732
   28,000   Thomas & Betts
              Corporation(c)...............       885,920
                                             ------------
                                                8,449,468
                                             ------------
ENERGY -- 10.8%
   12,000   Anadarko Petroleum
              Corporation..................       835,200
   16,000   BJ Services Company............       810,720
   40,000   ChevronTexaco Corporation......     2,184,000
   10,000   Conocophillips.................       909,900
   20,000   Devon Energy Corporation.......       828,400
   94,000   Exxon Mobil Corporation........     4,817,500
   21,000   Sempra Energy..................       776,580
                                             ------------
                                               11,162,300
                                             ------------
FINANCIAL SERVICES -- 14.1%
   29,000   American Express Company.......     1,615,590
   55,158   Bank of America Corporation....     2,552,161
    8,000   Bear Stearns Companies,
              Inc. ........................       780,640
   25,000   Citigroup, Inc. ...............     1,118,750
   21,000   Countrywide Credit Industries,
              Inc. ........................       697,410
   17,000   Marshall & Ilsley
              Corporation..................       708,730
   10,000   Moody's Corporation............       807,500
   20,000   National City Corporation......       741,600
    7,500   Progressive Corporation........       682,425
   44,000   Providian Financial
              Corporation(c)...............       706,200

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 2004
(Unaudited)

 SHARES          SECURITY DESCRIPTION           VALUE
 ------          --------------------           -----
COMMON STOCKS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
   14,500   Prudential Financial, Inc. ....  $    709,775
   12,000   T Rowe Price Group, Inc. ......       709,920
   14,000   Wachovia Corporation...........       724,500
   29,896   Wells Fargo & Company..........     1,846,676
                                             ------------
                                               14,401,877
                                             ------------
HEALTH CARE -- 7.5%
    8,500   Aetna, Inc. ...................     1,007,335
   14,000   Becton, Dickinson & Company....       766,920
   15,000   C.R. Bard, Inc. ...............       898,650
   38,000   Johnson & Johnson, Inc. .......     2,292,160
   40,000   Pfizer, Inc. ..................     1,110,800
    8,500   Quest Diagnostics, Inc. .......       796,875
   11,000   UnitedHealth Group, Inc. ......       911,350
                                             ------------
                                                7,784,090
                                             ------------
HOTELS -- 0.7%
   13,000   Marriott International, Inc.,
              Class A......................       739,050
                                             ------------
INSURANCE -- 1.9%
   20,300   Allstate Corporation...........     1,025,150
   15,000   American International Group,
              Inc. ........................       950,250
                                             ------------
                                                1,975,400
                                             ------------
OIL/GAS -- 2.7%
   20,500   Burlington Resources, Inc. ....       951,405
   13,000   Eog Resources, Inc. ...........       975,910
   15,000   Occidental Petroleum
              Corporation..................       903,150
                                             ------------
                                                2,830,465
                                             ------------
RAILROADS -- 1.6%
   17,000   Burlington Northern Santa Fe
              Corporation..................       765,680
   26,000   Norfolk Southern Corporation...       892,580
                                             ------------
                                                1,658,260
                                             ------------
RAW MATERIALS -- 0.7%
   20,000   Ecolab, Inc. ..................       699,600
                                             ------------

 SHARES          SECURITY DESCRIPTION           VALUE
 ------          --------------------           -----
COMMON STOCKS (CONTINUED)
RETAIL -- 6.3%
   15,500   CVS Corp. .....................  $    703,235
   19,000   Home Depot, Inc. ..............       793,250
   30,000   Limited, Inc. .................       733,200
   17,000   Starbucks Corporation(c).......       956,420
   14,000   Target Corporation.............       717,080
   20,000   Wal-Mart Stores, Inc. .........     1,041,200
   19,000   Walgreen Company...............       725,420
   18,000   YUM! Brands....................       817,200
                                             ------------
                                                6,487,005
                                             ------------
TECHNOLOGY -- 1.0%
   26,000   QUALCOMM, Inc. ................     1,082,120
                                             ------------
TELECOMMUNICATIONS -- 1.1%
   16,000   Sprint Corporation.............       364,960
   18,000   Verizon Communications.........       742,140
                                             ------------
                                                1,107,100
                                             ------------
TRANSPORTATION & SHIPPING -- 1.2%
    9,000   United Parcel Service, Class
              B............................       757,350
    5,000   FedEx Corp. ...................       475,150
                                             ------------
                                                1,232,500
                                             ------------
UTILITIES -- 3.5%
   16,000   Constellation Energy Group.....       699,200
   17,000   Entergy Corporation............     1,101,940
   21,000   Exelon Corporation.............       875,910
   30,000   Southern Company...............       983,700
                                             ------------
                                                3,660,750
                                             ------------
      TOTAL COMMON STOCKS..................    97,462,546
                                             ------------
INVESTMENT COMPANIES -- 5.5%
   75,000   iShares Trust S&P 500/Barra....     4,597,500
1,032,889   Performance Money Market
              Fund(b)......................     1,032,889
                                             ------------
      TOTAL INVESTMENT COMPANIES...........     5,630,389
                                             ------------
      TOTAL (Cost $70,190,083)(a)..........  $103,092,935
                                             ============

---------------

Percentages indicated are based on net assets of $103,133,553.
---------------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 2004
(Unaudited)

(a) Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.....................................  $32,976,654
          Unrealized depreciation.....................................      (73,802)
                                                                        -----------
          Net unrealized appreciation.................................  $32,902,852
                                                                        ===========

(b) Affiliated security

(c) Non-income producing security

The Large Cap Equity Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2004.

Financial Services.......................      14.1%
Consumer Goods & Services................      10.8%
Energy...................................      10.8%
Diversified..............................       8.2%
Health Care..............................       7.5%
Retail...................................       6.3%
Investment Companies.....................       5.5%
Computer Software........................       4.8%
Utilities................................       3.5%
Automotive...............................       3.2%
Business Equipment & Services............       3.2%
Computers................................       2.7%
Oil/Gas..................................       2.7%
Capital Goods............................       1.9%
Insurance................................       1.9%
Construction.............................       1.7%
Aerospace/Defense........................       1.6%
Railroads................................       1.6%
Commercial Services......................       1.5%
Transportation & Shipping................       1.2%
Telecommunications.......................       1.1%
Technology...............................       1.0%
Chemicals................................       0.9%
Consumer Durable.........................       0.9%
Hotels...................................       0.7%
Raw Materials............................       0.7%
                                              ------
      TOTAL..............................     100.0%
                                              ======

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments
November 30, 2004
(Unaudited)

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
COMMON STOCKS -- 93.3%
AUTOMOTIVE -- 0.8%
   10,000   Borg Warner Automotive, Inc. ...  $   500,600
    5,000   Lear Corporation................      290,000
                                              -----------
                                                  790,600
                                              -----------
BEVERAGES -- 1.1%
   22,000   Constellation Brands, Inc.(c)...      983,400
                                              -----------
BUSINESS EQUIPMENT & SERVICES -- 1.1%
   14,666   ChoicePoint, Inc.(c)............      643,104
    8,000   Manpower, Inc. .................      386,960
                                              -----------
                                                1,030,064
                                              -----------
CAPITAL GOODS -- 5.3%
   13,000   Fastenal Company................      795,080
   16,000   Harman International Industries,
              Inc. .........................    1,965,600
    6,000   HARSCO Corporation..............      318,900
   11,000   Precision Castparts
              Corporation...................      713,240
   22,000   Weatherford International,
              Inc.(c).......................    1,174,360
                                              -----------
                                                4,967,180
                                              -----------
CHEMICALS -- 0.7%
   13,000   Airgas, Inc. ...................      345,540
    7,000   Freeport-McMoran-Cooper
              Corp.(c)......................      346,850
                                              -----------
                                                  692,390
                                              -----------
COMPUTER SOFTWARE -- 7.6%
   24,000   Cognizant Technology Solutions
              Corp.(c)......................      915,120
   58,000   Electronic Arts, Inc.(c)........    2,836,200
   21,000   Macfee, Inc.(c).................      606,900
   15,000   SanDisk Corp.(c)................      338,700
   38,000   Symantec Corporation(c).........    2,424,780
                                              -----------
                                                7,121,700
                                              -----------
CONSTRUCTION -- 0.7%
   14,000   Lennar Corporation..............      629,020
                                              -----------
CONSUMER GOODS & SERVICES -- 6.7%
   13,000   Dun & Bradstreet
              Corporation(c)................      771,680
    6,000   Carlisle Companies, Inc. .......      358,860
   12,000   Church & Dwight, Inc. ..........      374,640
   20,000   Graco, Inc. ....................      732,400
   19,500   Harte Hanks, Inc. ..............      503,490
   12,000   Mandalay Resort Group...........      836,400
    9,000   Mohawk Industries, Inc.(c)......      789,300

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
COMMON STOCKS (CONTINUED)
CONSUMER GOODS & SERVICES (CONTINUED)
   16,000   Republic Services, Inc. ........  $   503,840
    1,500   Washington Post Company.........    1,407,000
                                              -----------
                                                6,277,610
                                              -----------
DIVERSIFIED -- 0.9%
   21,000   American Standard Companies,
              Inc.(c).......................      817,740
                                              -----------
ELECTRONICS -- 1.3%
   10,000   Cree Research, Inc.(c)..........      357,800
   30,000   Microchip Technology, Inc. .....      845,400
                                              -----------
                                                1,203,200
                                              -----------
ENERGY -- 13.3%
   14,000   ENSCO International, Inc. ......      438,340
   24,000   Murphy Oil Corporation..........    2,047,440
   10,000   Newfield Exploration
              Company(c)....................      628,500
   10,000   Noble Energy, Inc. .............      637,900
   14,000   ONEOK, Inc. ....................      390,880
   11,000   Peabody Energy Corporation......      913,000
   41,000   Plains Exploration & Product
              Company(c)....................    1,149,230
   17,000   Questar Corporation.............      863,770
   18,000   Smith International, Inc.(c)....    1,090,260
   60,000   Valero Energy Corporation.......    2,807,400
   39,000   XTO Energy, Inc. ...............    1,417,650
                                              -----------
                                               12,384,370
                                              -----------
ENTERTAINMENT -- 0.6%
   31,000   Caesars Entertainment,
              Inc.(c).......................      582,800
                                              -----------
FINANCIAL SERVICES -- 15.3%
   19,800   Associated Bancorp..............      657,954
   17,000   Bank of Hawaii Corporation......      825,350
   32,000   Banknorth Group, Inc. ..........    1,151,040
    9,000   City National Corporation.......      615,600
   13,000   Commerce Bancorp................      812,110
   22,000   Compass Bancshares, Inc. .......    1,024,320
   11,000   Eaton Vance Corporation.........      527,450
   14,000   Fidelity National Financial,
              Inc. .........................      600,460
   31,000   Hibernia Corporation............      896,520
   16,500   Legg Mason, Inc. ...............    1,124,310
   18,000   Mercantile Bankshares
              Corporation...................      927,000
   23,500   New York Community Bancorp......      464,830
   61,506   North Fork Bancorporation,
              Inc. .........................    1,771,372
    8,000   Radian Group, Inc. .............      410,000
   51,000   Sovereign Bancorp...............    1,114,350

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 2004
(Unaudited)

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
COMMON STOCKS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
    1,023   SunTrust Banks, Inc. ...........  $    72,940
   26,000   TCF Financial Corporation.......      803,660
    7,000   West America Bancorporation.....      407,120
                                              -----------
                                               14,206,386
                                              -----------
FOOD -- 1.4%
   13,500   Dean Foods Company(c)...........      427,545
   13,000   Hormel Foods Corporation........      397,930
   30,000   Tyson Foods, Inc., Class A......      491,700
                                              -----------
                                                1,317,175
                                              -----------
HEALTH CARE -- 10.2%
   40,000   Beckman Coulter, Inc. ..........    2,618,400
   16,000   Covance, Inc.(c)................      631,360
   15,000   Dentsply International..........      789,150
   46,000   Gilead Sciences, Inc.(c)........    1,585,160
   10,000   Lincare Holdings, Inc.(c).......      385,900
   24,000   Patterson Companies, Inc.(c)....      980,640
   18,000   Quest Diagnostics, Inc. ........    1,687,500
    8,000   Sepracor, Inc.(c)...............      356,080
   12,000   Varian Medical Systems,
              Inc.(c).......................      504,960
                                              -----------
                                                9,539,150
                                              -----------
INSURANCE -- 2.7%
   14,000   Brown & Brown, Inc. ............      567,700
    5,000   Everest Re Group Limited........      421,350
   16,000   Leucadia National Corporation...    1,003,200
   22,500   Old Republic International
              Corporation...................      562,275
                                              -----------
                                                2,554,525
                                              -----------
PAPER PRODUCTS -- 0.3%
    6,000   Potlatch Corp. .................      304,320
                                              -----------
RAW MATERIALS -- 1.4%
    7,000   Cytec Industries, Inc. .........      340,270
   33,000   Lyondell Petrochemical..........      925,980
                                              -----------
                                                1,266,250
                                              -----------
REAL ESTATE INVESTMENT TRUSTS -- 0.9%
   20,000   Developers Diversified Realty
              Corp. ........................      861,000
                                              -----------
RESTAURANTS -- 0.9%
   25,000   Brinker International,
              Inc.(c).......................      853,250
                                              -----------
RETAIL -- 6.5%
   10,000   American Eagle Outfitters.......      417,700
   12,000   Barnes & Noble, Inc.(c).........      324,960
    8,000   Chico's FAS, Inc.(c)............      308,800

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
COMMON STOCKS (CONTINUED)
RETAIL (CONTINUED)
   36,000   Claire's Stores, Inc. ..........  $   732,600
   16,000   Coach, Inc.(c)..................      797,440
   15,000   Foot Locker, Inc. ..............      389,700
    5,099   Gamestop Inc.(c)................      108,191
   22,000   Michaels Stores, Inc. ..........      601,260
    6,000   Nieman Marcus Group, Inc. ......      391,860
   13,000   Petsmart, Inc. .................      445,510
   14,000   Ross Stores, Inc. ..............      376,600
    5,000   Whole Foods Market, Inc. .......      453,850
   20,000   Williams Sonoma, Inc.(c)........      732,200
                                              -----------
                                                6,080,671
                                              -----------
SHELTER -- 3.0%
   21,000   D.R. Horton, Inc. ..............      739,410
   18,000   Pentair, Inc. ..................      720,360
   18,000   Rayonier, Inc. .................      859,500
   10,000   Toll Brothers, Inc.(c)..........      513,800
                                              -----------
                                                2,833,070
                                              -----------
TECHNOLOGY -- 2.8%
   16,000   AMETEK, Inc. ...................      522,880
   18,000   L-3 Communications Holdings,
              Inc. .........................    1,339,560
   15,000   Zebra Technologies
              Corporation(c)................      754,200
                                              -----------
                                                2,616,640
                                              -----------
TELECOMMUNICATIONS -- 1.4%
   12,000   Harris Corporation..............      794,280
    6,000   Telephone & Data Systems,
              Inc. .........................      465,000
                                              -----------
                                                1,259,280
                                              -----------
TRANSPORTATION -- 2.1%
   16,000   C.H. Robinson Worldwide,
              Inc. .........................      860,000
    9,000   Expeditors International of
              Washington, Inc. .............      479,340
   16,000   J.B. Hunt Transport Services,
              Inc. .........................      643,200
                                              -----------
                                                1,982,540
                                              -----------
UTILITIES -- 3.7%
   20,000   Oklahoma Gas & Electric
              Company.......................      517,000
   26,000   Pioneer Natural Resources
              Company.......................      915,200
   15,000   PNM Resources, Inc. ............      381,600
   20,000   SCANA Corporation...............      766,400
   25,000   Wisconsin Energy Corporation....      831,750
                                              -----------
                                                3,411,950
                                              -----------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 2004
(Unaudited)

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
COMMON STOCKS (CONTINUED)
        v
WHOLESALE DISTRIBUTION -- 0.6%
    8,000   CDW Corporation.................  $   525,760
                                              -----------
      TOTAL COMMON STOCKS...................   87,092,041
                                              -----------
DEPOSITARY RECEIPTS -- 4.8%
   38,000   S&P 400 Mid-Cap Depositary
              Receipt.......................    4,438,400
                                              -----------
      TOTAL DEPOSITARY RECEIPTS.............    4,438,400
                                              -----------
INVESTMENT COMPANIES -- 1.9%
1,755,950   Performance Money Market Fund
              Institutional Class(b)........    1,755,950
                                              -----------
      TOTAL INVESTMENT COMPANIES............    1,755,950
                                              -----------

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
WARRANTS -- 0.0%
BANKING -- 0.0%
   43,000   Dime Bancorp, Inc.(c)...........  $     6,880
                                              -----------
      TOTAL WARRANTS........................        6,880
                                              -----------
      TOTAL (Cost $64,730,742)(a)...........  $93,293,271
                                              ===========

---------------

Percentages indicated are based on net assets of $93,277,398.

(a) Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.....................................  $28,783,119
          Unrealized depreciation.....................................     (220,590)
                                                                        -----------
          Net unrealized appreciation.................................  $28,562,529
                                                                        ===========

(b)  Affiliated security.

(c) Non-income producing security.

The Mid Cap Equity Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2004.

Financial Services.......................      15.3%
Energy...................................      13.3%
Health Care..............................      10.2%
Computer Software........................       7.6%
Consumer Goods & Services................       6.7%
Retail...................................       6.5%
Capital Goods............................       5.3%
Depositary Receipts......................       4.8%
Utilities................................       3.7%
Shelter..................................       3.0%
Technology...............................       2.8%
Insurance................................       2.7%
Transportation...........................       2.1%
Investment Companies.....................       1.9%
Food.....................................       1.4%
Raw Materials............................       1.4%
Telecommunications.......................       1.4%
Electronics..............................       1.3%
Beverages................................       1.1%
Business Equipment & Services............       1.1%
Diversified..............................       0.9%
Real Estate Investment Trusts............       0.9%
Restaurants..............................       0.9%
Automotive...............................       0.8%
Chemicals................................       0.7%
Construction.............................       0.7%
Entertainment............................       0.6%
Wholesale Distribution...................       0.6%
Paper Products...........................       0.3%
                                              ------
      TOTAL..............................     100.0%
                                              ======

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LEADERS EQUITY FUND
Schedule of Portfolio Investments
November 30, 2004
(Unaudited)

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
COMMON STOCKS -- 97.6%
AUTOMOTIVE -- 4.0%
   10,000   Cummins Engine, Inc. ...........  $   796,200
   11,500   Eaton Corporation...............      775,100
                                              -----------
                                                1,571,300
                                              -----------
BUSINESS EQUIPMENT & SERVICES -- 9.6%
    7,000   Ebay, Inc.(c)...................      787,150
   32,500   RSA Security, Inc.(c)...........      687,375
   14,000   Ryder System, Inc. .............      750,960
   47,500   Xerox Corporation(c)............      727,700
   20,500   Yahoo, Inc.(c)..................      771,210
                                              -----------
                                                3,724,395
                                              -----------
CAPITAL GOODS -- 3.8%
    9,000   Black & Decker Corporation......      756,810
    6,000   Harman International Industries,
              Inc. .........................      737,100
                                              -----------
                                                1,493,910
                                              -----------
COMMERCIAL SERVICES -- 6.1%
   17,500   Alliance Data Systems
              Corp.(c)......................      750,750
   13,000   AutoDesk, Inc. .................      850,330
   20,500   The Brinks Company..............      791,505
                                              -----------
                                                2,392,585
                                              -----------
COMPUTER SOFTWARE -- 8.4%
   13,000   Adobe Systems, Inc. ............      787,280
   14,000   Apple Computer, Inc.(c).........      938,700
   20,000   Cognizant Technology Solutions
              Corporation(c)................      762,600
   12,500   Symantec Corporation(c).........      797,625
                                              -----------
                                                3,286,205
                                              -----------
CONSTRUCTION -- 1.9%
   21,000   Masco Corporation...............      740,670
                                              -----------
CONSUMER DURABLE -- 2.0%
   13,500   Danaher Corporation.............      767,880
                                              -----------
CONSUMER GOODS & SERVICES -- 8.0%
   37,500   Archer-Daniels-Midland
              Company.......................      795,000
   18,000   Ball Corporation................      805,140
   15,500   Brunswick Corporation...........      756,710
   14,500   Carnival Corporation............      768,645
                                              -----------
                                                3,125,495
                                              -----------

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
COMMON STOCKS (CONTINUED)
DIVERSIFIED -- 6.0%
    8,000   Illinois Tool Works, Inc. ......  $   753,840
   10,500   Parker Hannifin Corp. ..........      785,400
   25,000   Thomas & Betts Corporation(c)...      791,000
                                              -----------
                                                2,330,240
                                              -----------
ENERGY -- 12.6%
   13,500   Ashland, Inc. ..................      798,525
   18,500   Baker Hughes, Inc. .............      820,105
   18,500   Burlington Resources, Inc. .....      858,585
   37,500   Grant Prideco, Inc.(c)..........      808,125
   13,000   Noble Energy, Inc. .............      829,270
   13,500   Smith International, Inc.(c)....      817,695
                                              -----------
                                                4,932,305
                                              -----------
FINANCIAL SERVICES -- 7.7%
   15,500   Bank of Hawaii Corporation......      752,525
    9,500   Capital One Financial
              Corporation...................      746,510
   18,500   Jefferies Group, Inc. ..........      751,470
   46,500   Providian Financial
              Corporation(c)................      746,325
                                              -----------
                                                2,996,830
                                              -----------
HEALTH CARE -- 6.1%
   13,000   C.R. Bard, Inc. ................      778,830
   19,500   Patterson Companies, Inc.(c)....      796,770
    9,500   UnitedHealth Group, Inc. .......      787,075
                                              -----------
                                                2,362,675
                                              -----------
RAILROADS -- 1.9%
   22,000   Norfolk Southern Corporation....      755,260
                                              -----------
REAL ESTATE INVESTMENT TRUSTS -- 1.9%
   20,000   Plum Creek Timber Co, Inc. .....      740,000
                                              -----------
RETAIL -- 7.5%
   17,500   American Eagle Outfitters.......      730,975
   14,000   Starbucks Corporation(c)........      787,640
   17,000   Urban Outfitters(c).............      722,500
   19,000   Williams Sonoma, Inc.(c)........      695,590
                                              -----------
                                                2,936,705
                                              -----------
SHELTER -- 2.0%
    7,500   Ryland Group, Inc. .............      760,125
                                              -----------
TECHNOLOGY -- 4.1%
   19,000   QUALCOMM, Inc. .................      790,780
   17,500   Tech Data Corporation(c)........      794,325
                                              -----------
                                                1,585,105
                                              -----------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LEADERS EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 2004
(Unaudited)

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
COMMON STOCKS (CONTINUED)
TELECOMMUNICATIONS -- 2.0%
   11,500   Harris Corporation..............  $   761,185
                                              -----------
TRANSPORTATION -- 2.0%
   19,000   J.B. Hunt Transport Services,
              Inc. .........................      763,800
                                              -----------
      TOTAL COMMON STOCKS...................   38,026,670
                                              -----------

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
INVESTMENT COMPANIES -- 4.9%
1,888,939   Performance Money Market Fund
              Institutional Class(b)........  $ 1,888,939
                                              -----------
      TOTAL INVESTMENT COMPANIES............    1,888,939
                                              -----------
      TOTAL (Cost $34,278,099)(a)...........  $39,915,609
                                              ===========

---------------

Percentages indicated are based on net assets of $38,925,065.

(a) Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.....................................  $5,892,030
          Unrealized depreciation.....................................    (254,520)
                                                                        ----------
          Net unrealized appreciation.................................  $5,637,510
                                                                        ==========

(b)  Affiliated security.

(c) Non-income producing security.

The Leaders Equity Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2004.

Energy...................................      12.6%
Business Equipment & Services............       9.6%
Computer Software........................       8.4%
Consumer Goods & Services................       8.0%
Financial Services.......................       7.7%
Retail...................................       7.5%
Commercial Services......................       6.1%
Health Care..............................       6.1%
Diversified..............................       6.0%
Investment Companies.....................       4.9%
Technology...............................       4.1%
Automotive...............................       4.0%
Capital Goods............................       3.8%
Consumer Durable.........................       2.0%
Shelter..................................       2.0%
Telecommunications.......................       2.0%
Transportation...........................       2.0%
Construction.............................       1.9%
Railroads................................       1.9%
Real Estate Investment Trusts............       1.9%
                                              ------
      TOTAL..............................     102.5%
                                              ======

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE STRATEGIC DIVIDEND FUND
Schedule of Portfolio Investments
November 30, 2004
(Unaudited)

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
COMMON STOCKS -- 93.0%
BUSINESS EQUIPMENT & SERVICES -- 2.0%
   4,200   Pitney Bowes, Inc. ...............  $  183,834
                                               ----------
CHEMICALS -- 4.1%
   3,800   Dow Chemical Company..............     191,786
   4,200   Du Pont (E.I.) De Nemours.........     190,344
                                               ----------
                                                  382,130
                                               ----------
CONSUMER GOODS & SERVICES -- 2.2%
   3,500   Altria Group, Inc. ...............     201,215
                                               ----------
CONSUMER NON-DURABLE -- 1.9%
   6,700   ConAgra, Inc. ....................     181,235
                                               ----------
DIVERSIFIED -- 4.1%
   5,600   Alcoa, Inc. ......................     190,288
   5,300   General Electric Company..........     187,408
                                               ----------
                                                  377,696
                                               ----------
ENERGY -- 10.3%
   3,100   BP Amoco PLC -- ADR...............     190,185
   3,600   ChevronTexaco Corporation.........     196,560
   7,700   Enterprise Products Partners,
             LP..............................     188,573
   3,200   Kerr-Mcgee Corp. .................     199,136
   4,000   Kinder Morgan Energy Partners,
             LP..............................     181,760
                                               ----------
                                                  956,214
                                               ----------
FINANCIAL SERVICES -- 23.9%
   3,900   Bank of America Corporation.......     180,453
   4,000   Citigroup, Inc. ..................     179,000
   3,000   Comerica, Inc. ...................     184,500
   6,900   Firstmerit Corporation............     188,853
   6,700   Gatx Corporation..................     197,248
   6,500   Hibernia Corporation..............     187,980
   4,800   J.P. Morgan Chase & Company.......     180,720
   5,600   KeyCorp...........................     186,424
   4,000   People's Bank.....................     159,040
   6,300   U.S. Bancorp New..................     186,669
   4,700   Washington Mutual, Inc. ..........     191,337
   4,100   Whitney Holding Corporation.......     189,174
                                               ----------
                                                2,211,398
                                               ----------
FOOD -- 2.0%
   7,900   Sara Lee Corporation..............     185,492
                                               ----------
HEALTH CARE -- 5.9%
   4,200   Abbott Laboratories...............     176,232
   7,800   Bristol-Myers Squibb Company......     183,300
   6,600   Pfizer, Inc. .....................     183,282
                                               ----------
                                                  542,814
                                               ----------

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
COMMON STOCKS (CONTINUED)
INSURANCE -- 2.1%
   3,800   Allstate Corporation..............  $  191,900
                                               ----------
PAPER PRODUCTS -- 1.9%
   3,000   Temple-Inland, Inc. ..............     178,770
                                               ----------
RAW MATERIALS -- 2.2%
   7,400   Lyondell Petrochemical............     207,644
                                               ----------
REAL ESTATE INVESTMENT TRUSTS -- 12.2%
   4,900   AMB Property Corporation..........     195,755
   3,200   Boston Properties, Inc. ..........     192,576
   6,700   Equity Office Properties Trust....     183,915
   6,900   Health Care Property Investors,
             Inc. ...........................     185,127
   4,900   Plum Creek Timber Co, Inc. .......     181,300
   3,600   Public Storage, Inc. .............     192,168
                                               ----------
                                                1,130,841
                                               ----------
TELECOMMUNICATIONS -- 4.0%
   7,200   SBC Communications, Inc. .........     181,224
   4,600   Verizon Communications............     189,658
                                               ----------
                                                  370,882
                                               ----------
UTILITIES -- 14.2%
   2,800   Dominion Resources, Inc. .........     183,316
   7,400   Duke Energy Corporation...........     187,072
   6,300   Great Plains Energy, Inc. ........     186,543
   8,700   Nisource, Inc. ...................     189,573
   7,200   Oklahoma Gas & Electric Company...     186,120
   4,400   Progress Energy, Inc. ............     193,204
   5,700   Southern Company..................     186,903
                                               ----------
                                                1,312,731
                                               ----------
      TOTAL COMMON STOCKS....................   8,614,796
                                               ----------
INVESTMENT COMPANIES -- 12.3%
  17,800   John Hancock Bank and Thrift
             Opportunity Fund................     187,790
 765,483   Performance Money Market Fund
             Institutional Class(b)..........     765,483
  11,000   Pimco Corporate Opportunity
             Fund............................     187,110
                                               ----------
      TOTAL INVESTMENT COMPANIES.............   1,140,383
                                               ----------
      TOTAL (Cost $9,721,008)(a).............  $9,755,179
                                               ==========

---------------
Percentages indicated are based on net assets of $9,265,875.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE STRATEGIC DIVIDEND FUND
Schedule of Portfolio Investments (continued)
November 30, 2004
(Unaudited)

(a) Cost for federal income tax and financial reporting purposes is the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.....................................  $121,056
          Unrealized depreciation.....................................   (86,885)
                                                                        --------
          Net unrealized appreciation.................................  $ 34,171
                                                                        ========

(b)  Affiliated security.

ADR -- American Depositary Receipt

The Strategic Dividend Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2004.

Financial Services.......................      23.9%
Utilities................................      14.2%
Investment Companies.....................      12.3%
Real Estate Investment Trusts............      12.2%
Energy...................................      10.3%
Health Care..............................       5.9%
Chemicals................................       4.1%
Diversified..............................       4.1%
Telecommunications.......................       4.0%
Consumer Goods & Services................       2.2%
Raw Materials............................       2.2%
Insurance................................       2.1%
Business Equipment & Services............       2.0%
Food.....................................       2.0%
Consumer Non-Durable.....................       1.9%
Paper Products...........................       1.9%
                                              ------
      TOTAL..............................     105.3%
                                              ======

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE PERFORMANCE ADVISOR GROWTH PORTFOLIO
Schedule of Portfolio Investments
November 30, 2004
(Unaudited)

SHARES           SECURITY DESCRIPTION            VALUE
------           --------------------            -----
INVESTMENT COMPANIES -- 99.9%
 71,156   Performance Intermediate Term
            Income Fund Institutional
            Class(b).........................  $  745,006
119,602   Performance Large Cap Equity Fund
            Institutional Class(b)...........   2,018,880
148,445   Performance Leaders Equity Fund
            Institutional Class(b)(c)........   1,215,768
143,736   Performance Mid Cap Equity Fund
            Institutional Class(b)(c)........   2,436,330

SHARES           SECURITY DESCRIPTION            VALUE
------           --------------------            -----
219,209   Performance Money Market Fund
            Institutional Class(b)...........  $  219,209
147,590   Performance Short Term Income Fund
            Institutional Class(b)...........   1,457,837
                                               ----------
      TOTAL INVESTMENT COMPANIES.............   8,093,030
                                               ----------
      TOTAL (Cost $7,272,498)(a).............  $8,093,030
                                               ==========

---------------

Percentages indicated are based on net assets of $8,101,494.

(a) Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.....................................  $857,169
          Unrealized depreciation.....................................   (36,637)
                                                                        --------
          Net unrealized appreciation.................................  $820,532
                                                                        ========

(b)  Affiliated security.

(c) Non-income producing security.

The Performance Advisor Growth Portfolio invested, as a percentage of net assets, in the following industries, as of November 30, 2004.

Performance Mid Cap Equity Fund..........
                                               30.1%
Performance Large Cap Equity Fund........
                                               24.9%
Performance Short Term Income Fund.......
                                               18.0%
Performance Leaders Equity Fund..........
                                               15.0%
Performance Intermediate Term Income
  Fund...................................
                                                9.2%
Performance Money Market Fund............
                                                2.7%
                                               -----
      TOTAL..............................
                                               99.9%
                                               =====

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE PERFORMANCE ADVISOR MODERATE PORTFOLIO
Schedule of Portfolio Investments
November 30, 2004
(Unaudited)

SHARES           SECURITY DESCRIPTION            VALUE
------           --------------------            -----
INVESTMENT COMPANIES -- 99.7%
187,656   Performance Intermediate Term
            Income Fund Institutional
            Class(b)........................  $ 1,964,760
125,992   Performance Large Cap Equity Fund
            Institutional Class(b)..........    2,126,746
129,788   Performance Leaders Equity Fund
            Institutional Class(b)(c).......    1,062,964
156,057   Performance Mid Cap Equity Fund
            Institutional Class(b)(c).......    2,645,166

SHARES           SECURITY DESCRIPTION            VALUE
------           --------------------            -----
INVESTMENT COMPANIES (CONTINUED)
605,145   Performance Money Market Fund
            Institutional Class(b)..........  $   605,145
244,854   Performance Short Term Income Fund
            Institutional Class(b)..........    2,418,573
                                              -----------
      TOTAL INVESTMENT COMPANIES............   10,823,354
                                              -----------
      TOTAL (Cost $10,061,258)(a)...........  $10,823,354
                                              ===========

---------------

Percentages indicated are based on net assets of $10,852,225.

(a) Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.....................................  $822,589
          Unrealized depreciation.....................................   (60,493)
                                                                        --------
          Net unrealized appreciation.................................  $762,096
                                                                        ========

(b)  Affiliated security.

(c) Non-income producing security.

The Performance Advisor Moderate Portfolio invested, as a percen-tage of net assets, in the following industries, as of November 30, 2004.

Performance Mid Cap Equity Fund..........      24.4%
Performance Short Term Income Fund.......      22.3%
Performance Large Cap Equity Fund........      19.6%
Performance Intermediate Term Income
  Fund...................................      18.1%
Performance Leaders Equity Fund..........       9.8%
Performance Money Market Fund............       5.5%
                                               -----
      TOTAL..............................      99.7%
                                               =====

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE PERFORMANCE ADVISOR CONSERVATIVE PORTFOLIO
Schedule of Portfolio Investments
November 30, 2004
(Unaudited)

SHARES           SECURITY DESCRIPTION            VALUE
------           --------------------            -----
INVESTMENT COMPANIES -- 99.8%
147,102   Performance Intermediate Term
            Income Fund Institutional
            Class(b).........................  $1,540,153
 98,726   Performance Large Cap Equity Fund
            Institutional Class(b)...........   1,666,490
 39,228   Performance Mid Cap Equity Fund
            Institutional Class(b)(c)........     664,908

SHARES           SECURITY DESCRIPTION            VALUE
------           --------------------            -----
INVESTMENT COMPANIES (CONTINUED)
627,205   Performance Money Market Fund
            Institutional Class(b)...........  $  627,205
219,080   Performance Short Term Income Fund
            Institutional Class(b)...........   2,163,984
                                               ----------
      TOTAL INVESTMENT COMPANIES.............   6,662,740
                                               ----------
      TOTAL (Cost $6,437,390)(a).............  $6,662,740
                                               ==========

---------------

Percentages indicated are based on net assets of $6,677,118.

(a) Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.....................................  $286,564
          Unrealized depreciation.....................................   (61,214)
                                                                        --------
          Net unrealized appreciation.................................  $225,350
                                                                        ========

(b)  Affiliated security.

(c) Non-income producing security.

The Performance Advisor Conservative Portfolio invested, as a percen-tage of net assets, in the following industries, as of November 30, 2004.

Performance Short Term Income Fund.......
                                               32.4%
Performance Large Cap Equity Fund........
                                               25.0%
Performance Intermediate Term Income
  Fund...................................
                                               23.1%
Performance Mid Cap Equity Fund..........
                                                9.9%
Performance Money Market Fund............
                                                9.4%
                                               -----
      TOTAL..............................
                                               99.8%
                                               =====

                       See notes to financial statements.

                      (This page intentionally left blank)

PERFORMANCE FUNDS TRUST
Statements of Assets and Liabilities
November 30, 2004
(Unaudited)

                                                                             THE SHORT TERM
                                                               THE MONEY       GOVERNMENT     THE INTERMEDIATE
                                                              MARKET FUND     INCOME FUND     TERM INCOME FUND
                                                              ------------   --------------   ----------------
ASSETS:
Investments in Unaffiliated securities, at cost.............  $534,499,408    $78,214,266       $81,724,049
Investments in Affiliated securities, at cost...............           --       2,161,595           770,590
Unrealized appreciation/(depreciation) from investments.....           --        (683,407)        3,517,482
                                                              ------------    -----------       -----------
Investments, at value.......................................  $534,499,408    $79,692,454       $86,012,121
Repurchase agreements, at cost..............................   22,646,645              --                --
                                                              ------------    -----------       -----------
Total Investments...........................................  557,146,053      79,692,454        86,012,121
                                                              ------------    -----------       -----------
Interest and dividends receivable...........................      338,726         540,488           869,995
Receivable for investments sold.............................           --              --                --
Prepaid expenses............................................       41,105           8,013             8,157
                                                              ------------    -----------       -----------
TOTAL ASSETS................................................  557,525,884      80,240,955        86,890,273
                                                              ------------    -----------       -----------
LIABILITIES:
Payable to custodian........................................           --              --                --
Dividends payable...........................................      662,660         185,598           300,416
Payable for investments purchased...........................           --              --                --
Payable for capital shares redeemed.........................           --          20,028                --
Accrued expenses and other liabilities:
 Advisory...................................................      115,014          26,358            31,993
 Administration.............................................        7,651           2,304             2,493
 Distribution...............................................        9,389           1,773             2,121
 Custodian..................................................       18,402           2,636             2,844
 Other......................................................       84,100          15,799            17,556
                                                              ------------    -----------       -----------
TOTAL LIABILITIES...........................................      897,216         254,496           357,423
                                                              ------------    -----------       -----------
NET ASSETS..................................................  $556,628,668    $79,986,459       $86,532,850
                                                              ============    ===========       ===========
COMPOSITION OF NET ASSETS:
Capital.....................................................  $556,618,979    $82,292,212       $86,327,478
Undistributed/(distributions in excess of) net investment
 income.....................................................       10,392         (31,941)           10,329
Accumulated net realized gains/(losses) from investment
 transactions...............................................         (703)     (1,590,405)       (3,322,439)
Net unrealized appreciation/(depreciation) from investment
 transactions...............................................           --        (683,407)        3,517,482
                                                              ------------    -----------       -----------
NET ASSETS..................................................  $556,628,668    $79,986,459       $86,532,850
                                                              ============    ===========       ===========
INSTITUTIONAL CLASS SHARES:
Net Assets..................................................  $511,006,164    $71,385,508       $77,674,039
Shares Outstanding..........................................  510,995,351       7,226,956         7,420,940
Net Asset Value, Offering Price and Redemption Price per
 share......................................................  $      1.00     $      9.88       $     10.47
                                                              ============    ===========       ===========
CLASS A SHARES:
Net Assets..................................................  $45,411,385     $ 8,600,951       $ 8,353,452
Shares Outstanding..........................................   45,412,511         871,193           798,647
Net Asset Value and Redemption Price per share..............  $      1.00     $      9.87       $     10.46
                                                              ============    ===========       ===========
Maximum sales charge........................................          N/A            3.00%             5.25%
                                                              ============    ===========       ===========
Maximum Offering Price per share (Net Asset
 Value/(100%-maximum sales charge)..........................  $      1.00     $     10.18       $     11.04
                                                              ============    ===========       ===========
CLASS B SHARES:
Net Assets..................................................  $   211,119                       $   505,359
Shares Outstanding..........................................      211,118                            48,328
Net Asset Value, Offering Price and Redemption Price per
 share*.....................................................  $      1.00                       $     10.46
                                                              ============                      ===========
CLASS C SHARES:
Net Assets..................................................
Shares Outstanding..........................................
Net Asset Value, Offering Price and Redemption Price per
 share*.....................................................

---------------

* Redemption price per share varies by length of time shares are held.

                       See notes to financial statements.

                                                                                                             THE PERFORMANCE
                                         THE LARGE CAP     THE MID CAP     THE LEADERS     THE STRATEGIC     ADVISOR GROWTH
                                          EQUITY FUND      EQUITY FUND     EQUITY FUND     DIVIDEND FUND        PORTFOLIO
                                         -------------     -----------     -----------     -------------     ---------------

                                         $ 69,157,194      $62,974,792     $32,389,160      $8,955,525         $       --
                                            1,032,889       1,755,950       1,888,939          765,483          7,272,498
                                           32,902,852      28,562,529       5,637,510           34,171            820,532
                                         ------------      -----------     -----------      ----------         ----------
                                         $103,092,935      $93,293,271     $39,915,609      $9,755,179         $8,093,030
                                                   --              --              --               --                 --
                                         ------------      -----------     -----------      ----------         ----------
                                          103,092,935      93,293,271      39,915,609        9,755,179          8,093,030
                                         ------------      -----------     -----------      ----------         ----------
                                              611,647          51,021          33,901           21,026             15,993
                                                   --              --         577,368               --                205
                                               10,219          10,324          20,247            7,278                949
                                         ------------      -----------     -----------      ----------         ----------
                                          103,714,801      93,354,616      40,547,125        9,783,483          8,110,177
                                         ------------      -----------     -----------      ----------         ----------

                                                   --              --              --               20                 --
                                              492,127              --              --               --                 --
                                                   --              --       1,589,571          512,459              1,042
                                                4,944              --             180               --                 --

                                               51,445          57,128          22,063              256                 --
                                                2,996           2,693           1,124              735                 78
                                                8,446           5,597             553               63              6,545
                                                3,430           3,047           1,258              196                131
                                               17,860           8,753           7,311            3,879                887
                                         ------------      -----------     -----------      ----------         ----------
                                              581,248          77,218       1,622,060          517,608              8,683
                                         ------------      -----------     -----------      ----------         ----------
                                         $103,133,553      $93,277,398     $38,925,065      $9,265,875         $8,101,494
                                         ============      ===========     ===========      ==========         ==========

                                         $ 52,660,736      $54,533,402     $38,343,090      $9,214,746         $7,150,466
                                                    3        (104,297)        (86,958)          16,958            (15,478)
                                           17,569,962      10,285,764      (4,968,577)               0            145,974
                                           32,902,852      28,562,529       5,637,510           34,171            820,532
                                         ------------      -----------     -----------      ----------         ----------
                                         $103,133,553      $93,277,398     $38,925,065      $9,265,875         $8,101,494
                                         ============      ===========     ===========      ==========         ==========

                                         $ 71,086,189      $69,545,345     $37,028,081      $8,544,563
                                            4,211,068       4,103,044       4,522,456          848,808
                                         $      16.88      $    16.95      $     8.19       $    10.07
                                         ============      ===========     ===========      ==========

                                         $ 29,043,478      $22,741,011     $1,616,095       $  721,312
                                            1,730,775       1,364,154         199,279           71,651
                                         $      16.78      $    16.67      $     8.11       $    10.07
                                         ============      ===========     ===========      ==========
                                                 5.25%           5.25%           5.25%            5.25%
                                         ============      ===========     ===========      ==========
                                         $      17.71      $    17.59      $     8.56       $    10.63
                                         ============      ===========     ===========      ==========

                                         $  3,003,886      $  991,042      $  280,889
                                              185,118          62,975          35,807
                                         $      16.23      $    15.74      $     7.84
                                         ============      ===========     ===========

                                                                                                               $8,101,494
                                                                                                                  696,729
                                                                                                               $    11.63
                                                                                                               ==========

                                           THE PERFORMANCE          THE PERFORMANCE
                                           ADVISOR MODERATE       ADVISOR CONSERVATIVE
                                              PORTFOLIO                PORTFOLIO
                                          ------------------     ----------------------

                                             $        --               $       --
                                              10,061,258                6,437,390
                                                 762,096                  225,350
                                             -----------               ----------
                                             $10,823,354               $6,662,740
                                                      --                       --
                                             -----------               ----------
                                              10,823,354                6,662,740
                                             -----------               ----------
                                                  23,277                   19,123
                                                  14,736                      105
                                                     952                      876
                                             -----------               ----------
                                              10,862,319                6,682,844
                                             -----------               ----------

                                                      --                       --
                                                      --                       --
                                                     150                       --
                                                      --                       --

                                                      --                       --
                                                     104                       64
                                                   8,672                    5,379
                                                     173                      108
                                                     995                      175
                                             -----------               ----------
                                                  10,094                    5,726
                                             -----------               ----------
                                             $10,852,225               $6,677,118
                                             ===========               ==========

                                             $ 9,955,921               $6,326,010
                                                   9,422                    9,047
                                                 124,786                  116,711
                                                 762,096                  225,350
                                             -----------               ----------
                                             $10,852,225               $6,677,118
                                             ===========               ==========

                                             $10,852,225               $6,677,118
                                                 957,118                  628,081
                                             $     11.34               $    10.63
                                             ===========               ==========

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Operations
For the six months period ended November 30, 2004
(Unaudited)

                                                                  THE SHORT TERM
                                                     THE MONEY      GOVERNMENT     THE INTERMEDIATE
                                                    MARKET FUND    INCOME FUND     TERM INCOME FUND
                                                    -----------   --------------   ----------------
INVESTMENT INCOME:
Interest..........................................  $4,131,912      $1,491,297        $2,139,669
Dividend..........................................          32              --                --
Income from Affiliates............................          --           8,035             5,826
                                                    ----------      ----------        ----------
  TOTAL INVESTMENT INCOME.........................   4,131,944       1,499,332         2,145,495
                                                    ----------      ----------        ----------
EXPENSES:
Advisory..........................................     820,781         170,862           202,290
Administration....................................     410,390          64,073            60,687
Distribution:
  Class A Shares..................................      75,470          15,546            13,944
  Class B Shares..................................         988              --             2,732
  Class C Shares..................................          --              --                --
Accounting........................................      22,263          21,531            27,479
Audit.............................................      37,064           5,800             5,616
Custodian.........................................     109,438          17,086            16,183
Legal.............................................      50,074           7,944             7,542
Registration and filing...........................      16,822           4,257             5,112
Shareholder reports...............................      20,195           3,145             3,084
Transfer agent....................................      54,407          15,138            18,546
Trustee...........................................      16,552           2,637             2,544
Other.............................................      74,091          12,320            11,725
                                                    ----------      ----------        ----------
  Total expenses before fee reductions............   1,708,535         340,339           377,484
  Advisory reductions.............................    (137,541)             --           (20,230)
  Administration reductions.......................    (218,876)             --                --
  Distributor reductions..........................     (21,563)         (4,442)           (3,984)
  Custodian reductions............................          --              --                --
                                                    ----------      ----------        ----------
  NET EXPENSES....................................   1,330,555         335,897           353,270
                                                    ----------      ----------        ----------
NET INVESTMENT INCOME.............................   2,801,389       1,163,435         1,792,225
                                                    ----------      ----------        ----------
NET REALIZED/UNREALIZED GAINS/(LOSSES) FROM
  INVESTMENTS:
Net realized gains/(losses) from investment
  transactions....................................        (137)         26,080                --
Net realized gains/(losses) from investment
  transactions of affiliates......................          --              --                --
Net change in unrealized
  appreciation/depreciation) from investments.....          --        (456,228)          521,046
                                                    ----------      ----------        ----------
Net realized/unrealized gains/(losses) from
  investments.....................................        (137)       (430,148)          521,046
                                                    ----------      ----------        ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS....  $2,801,252      $  733,287        $2,313,271
                                                    ==========      ==========        ==========

---------------

(a)  Fund commenced operations on November 9, 2004.

                       See notes to financial statements.

                                                                            THE PERFORMANCE       THE PERFORMANCE
     THE LARGE CAP     THE MID CAP     THE LEADERS      THE STRATEGIC           ADVISOR               ADVISOR
      EQUITY FUND      EQUITY FUND     EQUITY FUND     DIVIDEND FUND(a)     GROWTH PORTFOLIO     MODERATE PORTFOLIO
     -------------     -----------     -----------     ----------------     ----------------     ------------------

      $       --       $    7,196      $      221          $    --              $     --              $     --
       1,195,186          403,590         125,529           19,703                    --                    --
          28,712           33,678           5,730            2,475                48,311                84,118
      ----------       ----------      ----------          -------              --------              --------
       1,223,898          444,464         131,480           22,178                48,311                84,118
      ----------       ----------      ----------          -------              --------              --------

         304,222          332,493         172,214            3,673                 8,859                11,262
          76,055           66,499          25,832              735                 5,316                 6,757

          49,755           38,779           2,323               88                    --                    --
          14,612            5,359           1,274               --                    --                    --
              --               --              --               --                35,437                45,047
          23,948           24,984          22,564            2,471                16,531                16,531
           7,017            6,174           2,384               88                   521                   640
          20,282           17,733           6,889              196                 1,417                 1,802
           6,340            5,320           3,230              110                   674                   822
          24,517           20,971          15,065               90                   552                   551
           1,697            1,372           1,255               44                   216                   274
          44,937           24,780          14,119              902                 6,250                 5,432
           3,288            2,889           1,044               44                   216                   274
          14,365           12,488           5,100              221                   912                 1,090
      ----------       ----------      ----------          -------              --------              --------
         591,035          559,841         273,293            8,662                76,901                90,482
              --               --         (54,191)          (3,417)               (8,859)              (11,262)
              --               --              --               --                (3,544)               (4,504)
         (14,216)         (11,080)           (664)             (25)                   --                    --
              --               --              --               --                  (709)                 (901)
      ----------       ----------      ----------          -------              --------              --------
         576,819          548,761         218,438            5,220                63,789                73,815
      ----------       ----------      ----------          -------              --------              --------
         647,079         (104,297)        (86,958)          16,958               (15,478)               10,303
      ----------       ----------      ----------          -------              --------              --------

       7,271,414        5,759,844       2,194,536               --                    --                    --

              --               --              --               --                    --                    --

         (85,767)        (235,765)      1,087,291           34,171               378,408               418,616
      ----------       ----------      ----------          -------              --------              --------
       7,185,647        5,524,079       3,281,827           34,171               378,408               418,616
      ----------       ----------      ----------          -------              --------              --------
      $7,832,726       $5,419,782      $3,194,869          $51,129              $362,930              $428,919
      ==========       ==========      ==========          =======              ========              ========

         THE PERFORMANCE
             ADVISOR
      CONSERVATIVE PORTFOLIO
      ----------------------


             $     --
                   --
               75,387
             --------
               75,387
             --------


                7,530
                4,518


                   --
                   --
               30,119
               16,529
                  397
                1,205
                  294
                  910
                   20
                3,797
                  194
                  443
             --------
               65,956
               (7,530)
               (3,012)
                   --
                 (602)
             --------
               54,812
             --------
               20,575
             --------


                   --


                    1


              148,068
             --------
              148,069
             --------
             $168,644
             ========

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Changes in Net Assets

                                                                                               THE SHORT TERM
                                                              THE MONEY MARKET FUND        GOVERNMENT INCOME FUND
                                                           ---------------------------   ---------------------------
                                                           FOR THE SIX                   FOR THE SIX
                                                           MONTHS ENDED   FOR THE YEAR   MONTHS ENDED   FOR THE YEAR
                                                           NOVEMBER 30,      ENDED       NOVEMBER 30,      ENDED
                                                               2004         MAY 31,          2004         MAY 31,
                                                           (UNAUDITED)        2004       (UNAUDITED)        2004
                                                           ------------   ------------   ------------   ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income..................................  $  2,801,389   $  3,034,068   $  1,163,435   $ 2,388,261
  Net realized gains/(losses) from investment
    transactions.........................................          (137)          (156)        26,080       284,857
  Change in unrealized appreciation/depreciation from
    investments..........................................            --             --       (456,228)   (2,480,563)
                                                           ------------   ------------   ------------   -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS...........     2,801,252      3,033,912        733,287       192,555
                                                           ------------   ------------   ------------   -----------
DIVIDENDS:
  Net investment income:
    Institutional Class Shares...........................    (2,629,136)    (2,873,676)    (1,105,345)   (2,370,904)
    Class A Shares.......................................      (171,450)      (159,582)      (117,068)     (307,122)
    Class B Shares.......................................          (803)          (810)            --            --
    Class C Shares.......................................
  From net realized gains from investment
    transactions:........................................            --             --             --            --
    Institutional Class Shares...........................            --             --             --            --
    Class A Shares.......................................            --             --             --            --
    Class B Shares.......................................            --             --             --            --
    Class C Shares.......................................
                                                           ------------   ------------   ------------   -----------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS..........    (2,801,389)    (3,034,068)    (1,222,413)   (2,678,026)
                                                           ------------   ------------   ------------   -----------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS...........    76,792,686    (51,791,454)    (9,607,280)   (6,781,180)
                                                           ------------   ------------   ------------   -----------
CHANGE IN NET ASSETS.....................................    76,792,549    (51,791,610)   (10,096,406)   (9,266,651)
NET ASSETS:
  Beginning of period....................................   479,836,119    531,627,729     90,082,865    99,349,516
                                                           ------------   ------------   ------------   -----------
  End of period..........................................  $556,628,668   $479,836,119   $ 79,986,459   $90,082,865
                                                           ============   ============   ============   ===========
Undistributed (distributions in excess of) net investment
  income.................................................  $     10,392   $     10,392        (31,941)  $    27,037
                                                           ============   ============   ============   ===========

                       See notes to financial statements.

                                              THE INTERMEDIATE TERM
                                                   INCOME FUND                  THE LARGE CAP EQUITY FUND
                                         -------------------------------     -------------------------------
                                          FOR THE SIX                         FOR THE SIX
                                         MONTHS ENDED      FOR THE YEAR      MONTHS ENDED      FOR THE YEAR
                                         NOVEMBER 30,          ENDED         NOVEMBER 30,          ENDED
                                             2004             MAY 31,            2004             MAY 31,
                                          (UNAUDITED)          2004           (UNAUDITED)          2004
                                         -------------     -------------     -------------     -------------

                                          $ 1,792,225      $  3,843,331      $    647,079      $    871,518
                                                   --         1,027,653         7,271,414        20,640,673
                                              521,046        (5,709,983)          (85,767)       (8,800,294)
                                          -----------      ------------      ------------      ------------
                                            2,313,271          (838,999)        7,832,726        12,711,897
                                          -----------      ------------      ------------      ------------

                                           (1,615,373)       (3,268,193)         (461,258)         (659,132)
                                             (167,983)         (405,041)         (164,312)         (210,104)
                                               (9,540)          (23,965)          (12,676)           (7,670)

                                                   --                --
                                                   --                --                --        (5,139,651)
                                                   --                --                --        (2,297,194)
                                                   --                --                --          (239,971)

                                          -----------      ------------      ------------      ------------
                                           (1,792,896)       (3,697,199)         (638,246)       (8,553,722)
                                          -----------      ------------      ------------      ------------
                                            8,947,131        (8,175,647)       (4,356,944)      (19,123,219)
                                          -----------      ------------      ------------      ------------
                                            9,467,506       (12,711,845)        2,837,536       (14,965,044)

                                           77,065,344        89,777,189       100,296,017       115,261,061
                                          -----------      ------------      ------------      ------------
                                          $86,532,850      $ 77,065,344      $103,133,553      $100,296,017
                                          ===========      ============      ============      ============
                                          $    10,329      $     11,000      $          3            (8,830)
                                          ===========      ============      ============      ============


                                              THE MID CAP EQUITY FUND
                                          -------------------------------
                                           FOR THE SIX
                                          MONTHS ENDED      FOR THE YEAR
                                          NOVEMBER 30,          ENDED
                                              2004             MAY 31,
                                           (UNAUDITED)          2004
                                          -------------     -------------

                                           $  (104,297)     $   (214,328)
                                             5,759,844         7,488,834
                                              (235,765)       13,563,656
                                           -----------      ------------
                                             5,419,782        20,838,162
                                           -----------      ------------

                                                    --                --
                                                    --                --
                                                    --                --

                                                    --                --
                                                    --                --
                                                    --                --

                                           -----------      ------------
                                                    --                --
                                           -----------      ------------
                                              (814,027)      (11,375,209)
                                           -----------      ------------
                                             4,605,755         9,462,953

                                            88,671,643        79,208,690
                                           -----------      ------------
                                           $93,277,398      $ 88,671,643
                                           ===========      ============
                                              (104,297)               --
                                           ===========      ============

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Changes in Net Assets

                                                                                            THE STRATEGIC
                                                                THE LEADERS EQUITY FUND     DIVIDEND FUND
                                                              ---------------------------   --------------
                                                              FOR THE SIX                   FOR THE PERIOD
                                                              MONTHS ENDED   FOR THE YEAR       ENDED
                                                              NOVEMBER 30,      ENDED        NOVEMBER 30,
                                                                  2004         MAY 31,         2004(b)
                                                              (UNAUDITED)        2004        (UNAUDITED)
                                                              ------------   ------------   --------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.....................................  $   (86,958)   $  (206,515)     $   16,958
  Net realized gains/(losses) from investment
    transactions............................................    2,194,536      4,875,901              --
  Net realized gains/(losses) from investment transactions
    of affiliates...........................................           --             --              --
  Change in unrealized appreciation/depreciation from
    investments.............................................    1,087,291        750,323          34,171
                                                              -----------    -----------      ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............    3,194,869      5,419,709          51,129
                                                              -----------    -----------      ----------
DIVIDENDS:
  Net investment income:
    Institutional Class Shares..............................           --             --              --
    Class A Shares..........................................           --             --              --
    Class B Shares..........................................           --             --              --
    Class C Shares..........................................
  From net realized gains from investment transactions:
    Institutional Class Shares..............................           --             --              --
    Class A Shares..........................................           --             --              --
    Class B Shares..........................................           --             --              --
    Class C Shares..........................................
                                                              -----------    -----------      ----------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS.............           --             --              --
                                                              -----------    -----------      ----------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..............    3,328,427      3,679,146       9,214,746
                                                              -----------    -----------      ----------
CHANGE IN NET ASSETS........................................    6,523,296      9,098,855       9,265,875
NET ASSETS:
  Beginning of period.......................................   32,401,769     23,302,914              --
                                                              -----------    -----------      ----------
  End of period.............................................  $38,925,065    $32,401,769      $9,265,875
                                                              ===========    ===========      ==========
Undistributed (distributions in excess of) net investment
  income....................................................  $   (86,958)            --      $   16,958
                                                              ===========    ===========      ==========

---------------

a. Funds commenced operations on August 5, 2003

b. Funds commenced operations on November 9, 2004

                       See notes to financial statements.

                                             THE PERFORMANCE ADVISOR             THE PERFORMANCE ADVISOR
                                                GROWTH PORTFOLIO                   MODERATE PORTFOLIO
                                         -------------------------------     -------------------------------
                                         FOR THE SIX                         FOR THE SIX
                                         MONTHS ENDED     FOR THE PERIOD     MONTHS ENDED     FOR THE PERIOD
                                         NOVEMBER 30,         ENDED          NOVEMBER 30,         ENDED
                                             2004            MAY 31,             2004            MAY 31,
                                         (UNAUDITED)         2004(a)         (UNAUDITED)         2004(a)
                                         ------------     --------------     ------------     --------------

                                          $  (15,478)       $  (37,730)      $    10,303       $   (12,520)
                                                  --                --                --                --
                                                  --           170,506                --        124,786.00
                                             378,408           442,124           418,616        343,480.00
                                          ----------        ----------       -----------       -----------
                                             362,930           574,900           428,919        455,746.00
                                          ----------        ----------       -----------       -----------

                                                  --                --                --                --
                                                  --                --                --                --
                                                  --                --                --                --
                                                                                  (1,564)

                                                  --                --                --                --
                                                  --                --                --                --
                                                  --                --                --                --
                                                                                                        --
                                          ----------        ----------       -----------       -----------
                                                  --                --            (1,564)               --
                                          ----------        ----------       -----------       -----------
                                           1,058,946         6,104,718         2,894,902         7,074,222
                                          ----------        ----------       -----------       -----------
                                           1,421,876         6,679,618         3,322,257           7529968

                                           6,679,618                --         7,529,968                --
                                          ----------        ----------       -----------       -----------
                                          $8,101,494        $6,679,618       $10,852,225       $ 7,529,968
                                          ==========        ==========       ===========       ===========
                                          $  (15,478)               --       $     9,422       $       683
                                          ==========        ==========       ===========       ===========

                                              THE PERFORMANCE ADVISOR
                                              CONSERVATIVE PORTFOLIO
                                          -------------------------------
                                          FOR THE SIX
                                          MONTHS ENDED     FOR THE PERIOD
                                          NOVEMBER 30,         ENDED
                                              2004            MAY 31,
                                          (UNAUDITED)         2004(a)
                                          ------------     --------------

                                           $   20,575       $    15,655
                                                   --                --
                                                    1        116,710.00
                                              148,068         77,282.00
                                           ----------       -----------
                                              168,644        209,647.00
                                           ----------       -----------

                                                   --                --
                                                   --                --
                                                   --                --
                                              (26,163)          (13,963)

                                                   --                --
                                                   --                --
                                                   --                --
                                                   --
                                           ----------       -----------
                                              (26,163)          (13,963)
                                           ----------       -----------
                                              836,605         5,502,348
                                           ----------       -----------
                                              979,086           5698032

                                            5,698,032                --
                                           ----------       -----------
                                           $6,677,118       $ 5,698,032
                                           ==========       ===========
                                           $    9,047       $    14,635
                                           ==========       ===========

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Schedules of Capital Stock Activity

                                                                                           THE SHORT TERM
                                                        THE MONEY MARKET FUND          GOVERNMENT INCOME FUND
                                                   -------------------------------   ---------------------------
                                                    FOR THE SIX                      FOR THE SIX
                                                   MONTHS ENDED     FOR THE YEAR     MONTHS ENDED   FOR THE YEAR
                                                   NOVEMBER 30,         ENDED        NOVEMBER 30,      ENDED
                                                       2004            MAY 31,           2004         MAY 31,
                                                    (UNAUDITED)         2004         (UNAUDITED)        2004
                                                   -------------   ---------------   ------------   ------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Proceeds from shares issued......................  $ 791,211,196   $ 1,212,018,633   $ 8,437,353    $ 27,816,202
Dividends reinvested.............................         20,756            16,829       557,320       1,130,928
Cost of shares redeemed..........................   (719,392,647)   (1,251,664,546)  (17,566,987)    (32,344,144)
                                                   -------------   ---------------   ------------   ------------
Institutional Class Shares capital
  transactions...................................     71,839,305       (39,629,084)   (8,572,314)     (3,397,014)
                                                   -------------   ---------------   ------------   ------------
CLASS A SHARES:
Proceeds from shares issued......................     29,026,685        36,151,586       833,534       1,479,911
Dividends reinvested.............................        134,997           168,026       114,338         303,774
Cost of shares redeemed..........................    (24,247,048)      (48,292,502)   (1,982,838)     (5,167,851)
                                                   -------------   ---------------   ------------   ------------
Class A Shares capital transactions..............      4,914,634       (11,972,890)   (1,034,966)     (3,384,166)
                                                   -------------   ---------------   ------------   ------------
CLASS B SHARES:
Proceeds from shares issued......................         78,440            36,797
Dividends reinvested.............................            477               777
Cost of shares redeemed..........................        (40,170)         (227,054)
                                                   -------------   ---------------
Class B Shares capital transactions..............         38,747          (189,480)
                                                   -------------   ---------------
CLASS C SHARES:
Proceeds from shares issued......................
Dividends reinvested.............................
Cost of shares redeemed..........................
Change in Class C Shares.........................
                                                   -------------   ---------------   ------------   ------------
Change in net assets from capital transactions...  $  76,792,686   $   (51,791,454)  $(9,607,280)   $ (6,781,180)
                                                   =============   ===============   ============   ============
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Issued...........................................    791,211,196     1,212,018,633       850,550       2,757,053
Reinvested.......................................         20,756            16,829        56,125         112,109
Redeemed.........................................   (719,392,647)   (1,251,664,546)   (1,768,100)     (3,208,478)
                                                   -------------   ---------------   ------------   ------------
Change in Institutional Class Shares.............     71,839,305       (39,629,084)     (861,425)       (339,316)
                                                   -------------   ---------------   ------------   ------------
CLASS A SHARES:
Issued...........................................     29,026,685        36,151,586        83,985         146,759
Reinvested.......................................        134,997           168,026        11,516          30,119
Redeemed.........................................    (24,247,048)      (48,292,502)     (199,916)       (514,535)
                                                   -------------   ---------------   ------------   ------------
Change in Class A Shares.........................      4,914,634       (11,972,890)     (104,415)       (337,657)
                                                   -------------   ---------------   ------------   ------------
CLASS B SHARES:
Issued...........................................         78,440            36,796
Reinvested.......................................            477               777
Redeemed.........................................        (40,170)         (227,053)
                                                   -------------   ---------------
Change in Class B Shares.........................         38,747          (189,480)
                                                   -------------   ---------------   ------------   ------------
Change in shares.................................     76,792,686       (51,791,454)     (965,840)       (676,973)
                                                   =============   ===============   ============   ============

                       See notes to financial statements.

                                         THE INTERMEDIATE TERM INCOME FUND       THE LARGE CAP EQUITY FUND
                                         ---------------------------------     -----------------------------
                                          FOR THE SIX                          FOR THE SIX
                                          MONTHS ENDED       FOR THE YEAR      MONTHS ENDED     FOR THE YEAR
                                          NOVEMBER 30,          ENDED          NOVEMBER 30,        ENDED
                                              2004             MAY 31,             2004           MAY 31,
                                          (UNAUDITED)            2004          (UNAUDITED)          2004
                                         --------------     --------------     ------------     ------------

                                           $13,489,640       $ 17,544,749      $ 5,125,731      $ 13,603,958
                                               704,045          1,580,718          114,102         3,268,695
                                            (5,874,614)       (23,988,628)      (7,910,646)      (32,829,954)
                                           -----------       ------------      -----------      ------------
                                             8,319,071         (4,863,161)      (2,670,813)      (15,957,301)
                                           -----------       ------------      -----------      ------------

                                             1,471,408            975,412        1,609,025         2,381,871
                                               166,679            411,707           53,791         2,483,278
                                              (918,993)        (4,611,166)      (3,099,639)       (7,643,499)
                                           -----------       ------------      -----------      ------------
                                               719,094         (3,224,047)      (1,436,823)       (2,778,350)
                                           -----------       ------------      -----------      ------------

                                                 8,670             96,234           17,195           168,207
                                                 4,072              8,554            1,206           236,422
                                              (103,776)          (193,227)        (267,709)         (792,197)
                                           -----------       ------------      -----------      ------------
                                               (91,034)           (88,439)        (249,308)         (387,568)
                                           -----------       ------------      -----------      ------------

                                           -----------       ------------      -----------      ------------
                                           $ 8,947,131       $ (8,175,647)     $(4,356,944)     $(19,123,219)
                                           ===========       ============      ===========      ============

                                             1,284,580          1,655,937          324,040           870,075
                                                67,204            148,182            7,233           214,808
                                              (562,792)        (2,263,219)        (486,091)       (2,108,254)
                                           -----------       ------------      -----------      ------------
                                               788,992           (459,100)        (154,818)       (1,023,371)
                                           -----------       ------------      -----------      ------------

                                               140,196             91,508          102,940           152,743
                                                15,915             38,629            3,435           164,217
                                               (87,457)          (433,972)        (195,017)         (486,439)
                                           -----------       ------------      -----------      ------------
                                                68,654           (303,835)         (88,642)         (169,479)
                                           -----------       ------------      -----------      ------------

                                                   840              8,843            1,116            11,090
                                                   389                803               80            16,144
                                                (9,880)           (18,014)         (17,572)          (52,064)
                                           -----------       ------------      -----------      ------------
                                                (8,651)            (8,368)         (16,376)          (24,830)
                                           -----------       ------------      -----------      ------------
                                               848,995           (771,303)        (259,836)       (1,217,680)
                                           ===========       ============      ===========      ============

                                             THE MID CAP EQUITY FUND
                                          -----------------------------
                                          FOR THE SIX
                                          MONTHS ENDED     FOR THE YEAR
                                          NOVEMBER 30,        ENDED
                                              2004           MAY 31,
                                          (UNAUDITED)          2004
                                          ------------     ------------

                                          $ 5,735,582      $ 10,503,415
                                                   --                --
                                           (6,085,759)      (21,781,699)
                                          -----------      ------------
                                             (350,177)      (11,278,284)
                                          -----------      ------------

                                            1,729,892         3,036,387
                                                   --                --
                                           (2,097,084)       (3,645,264)
                                          -----------      ------------
                                             (367,192)         (608,877)
                                          -----------      ------------

                                              123,377           534,445
                                                   --                --
                                             (220,035)          (22,493)
                                          -----------      ------------
                                              (96,658)          511,952
                                          -----------      ------------

                                          -----------      ------------
                                          $  (814,027)     $(11,375,209)
                                          ===========      ============

                                              361,698           749,106
                                                   --                --
                                             (385,223)       (1,506,409)
                                          -----------      ------------
                                              (23,525)         (757,303)
                                          -----------      ------------

                                              111,502           208,999
                                                   --                --
                                             (131,902)         (251,949)
                                          -----------      ------------
                                              (20,400)          (42,950)
                                          -----------      ------------

                                                8,357            38,491
                                                   --                --
                                              (14,339)           (1,640)
                                          -----------      ------------
                                               (5,982)           36,851
                                          -----------      ------------
                                              (49,907)         (763,402)
                                          ===========      ============

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Schedules of Capital Stock Activity

                                                                                            THE STRATEGIC
                                                                THE LEADERS EQUITY FUND     DIVIDEND FUND
                                                              ---------------------------   --------------
                                                              FOR THE SIX                   FOR THE PERIOD
                                                              MONTHS ENDED   FOR THE YEAR       ENDED
                                                              NOVEMBER 30,      ENDED        NOVEMBER 30,
                                                                  2004         MAY 31,         2004(b)
                                                              (UNAUDITED)        2004        (UNAUDITED)
                                                              ------------   ------------   --------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Proceeds from shares issued.................................  $ 4,945,889    $ 8,285,531      $8,555,659
Dividends reinvested........................................           --             --              --
Cost of shares redeemed.....................................   (2,083,303)    (4,680,236)        (60,960)
                                                              -----------    -----------      ----------
Institutional Class Shares capital transactions.............    2,862,586      3,605,295       8,494,699
                                                              -----------    -----------      ----------
CLASS A SHARES:
Proceeds from shares issued.................................      646,774        685,622         720,047
Dividends reinvested........................................           --             --              --
Cost of shares redeemed.....................................     (201,120)      (629,754)             --
                                                              -----------    -----------      ----------
Class A Shares capital transactions.........................      445,654         55,868         720,047
                                                              -----------    -----------      ----------
CLASS B SHARES:
Proceeds from shares issued.................................       22,227         90,942
Dividends reinvested........................................           --             --
Cost of shares redeemed.....................................       (2,040)       (72,959)
                                                              -----------    -----------
Class B Shares capital transactions.........................       20,187         17,983
                                                              -----------    -----------
CLASS C SHARES:
Proceeds from shares issued.................................
Dividends reinvested........................................
Cost of shares redeemed.....................................
Change in Class C Shares....................................
                                                              -----------    -----------
Change in net assets from capital transactions..............  $ 3,328,427    $ 3,679,146      $9,214,746
                                                              ===========    ===========      ==========
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Issued......................................................      653,030      1,206,007         854,827
Reinvested..................................................           --             --              --
Redeemed....................................................     (276,102)      (667,917)         (6,019)
                                                              -----------    -----------      ----------
Change in Institutional Class Shares........................      376,928        538,090         848,808
                                                              -----------    -----------      ----------
CLASS A SHARES:
Issued......................................................       86,911         98,807          71,651
Reinvested..................................................           --             --              --
Redeemed....................................................      (26,813)       (91,753)             --
                                                              -----------    -----------      ----------
Change in Class A Shares....................................       60,098          7,054          71,651
                                                              -----------    -----------      ----------
CLASS B SHARES:
Issued......................................................        3,050         14,006
Reinvested..................................................           --             --
Redeemed....................................................         (280)       (10,629)
                                                              -----------    -----------
Change in Class B Shares....................................        2,770          3,377
                                                              -----------    -----------
CLASS C SHARES:
Issued......................................................
Reinvested..................................................
Redeemed....................................................
Change in Class C Shares....................................
                                                              -----------    -----------      ----------
Change in shares............................................      439,796        548,521         920,459
                                                              ===========    ===========      ==========

---------------
(a) The three Advisor Funds commenced operations August 5, 2003

(b) The Strategic Dividend Fund commenced November 9, 2004.

                       See notes to financial statements.

                                            THE PERFORMANCE ADVISOR           THE PERFORMANCE ADVISOR
                                               GROWTH PORTFOLIO                 MODERATE PORTFOLIO
                                         -----------------------------     -----------------------------
                                         FOR THE SIX                       FOR THE SIX
                                         MONTHS ENDED     FOR THE YEAR     MONTHS ENDED     FOR THE YEAR
                                         NOVEMBER 30,        ENDED         NOVEMBER 30,        ENDED
                                             2004           MAY 31,            2004           MAY 31,
                                         (UNAUDITED)        2004(a)        (UNAUDITED)        2004(a)
                                         ------------     ------------     ------------     ------------


                                          $1,125,398       $6,148,107       $2,997,906       $7,108,875
                                                  --               --            1,380               --
                                             (66,452)         (43,389)        (104,384)         (34,653)
                                          ----------       ----------       ----------       ----------
                                           1,058,946        6,104,718        2,894,902        7,074,222
                                          ----------       ----------       ----------       ----------
                                          $1,058,946       $6,104,718       $2,894,902       $7,074,222
                                          ==========       ==========       ==========       ==========

                                             101,233          605,454          275,472          694,219
                                                  --               --              128               --
                                              (5,992)          (3,966)          (9,544)          (3,157)
                                          ----------       ----------       ----------       ----------
                                              95,241          601,488          266,056          691,062
                                          ----------       ----------       ----------       ----------
                                              95,241          601,488          266,056          691,062
                                          ==========       ==========       ==========       ==========

                                             THE PERFORMANCE ADVISOR
                                             CONSERVATIVE PORTFOLIO
                                          -----------------------------
                                          FOR THE SIX
                                          MONTHS ENDED     FOR THE YEAR
                                          NOVEMBER 30,        ENDED
                                              2004           MAY 31,
                                          (UNAUDITED)        2004(a)
                                          ------------     ------------

                                            $862,294        $5,493,855
                                              27,074             8,493
                                             (52,763)               --
                                            --------        ----------
                                             836,605         5,502,348
                                            --------        ----------
                                            $836,605        $5,502,348
                                            ========        ==========

                                              82,601           547,116
                                               2,610               822
                                              (5,068)               --
                                            --------        ----------
                                              80,143           547,938
                                            --------        ----------
                                              80,143           547,938
                                            ========        ==========

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements -- November 30, 2004
(Unaudited)

1. ORGANIZATION
Performance Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Delaware business trust on March 11, 1992 and currently consists of eleven separate portfolios: The Money Market Fund, The U.S. Treasury Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, The Leaders Equity Fund, The Strategic Dividend Fund, The Performance Advisor Growth Fund, The Performance Advisor Moderate Fund, and The Performance Advisor Conservative Fund (individually a "Fund", collectively the "Funds"). The U.S. Treasury Money Market has not yet commenced operations; accordingly, it is not covered by this report. Each Fund has three classes of shares, Institutional Class Shares, Class A Shares, and Class B Shares, except for The Short Term Government Income Fund and The Strategic Dividend Fund, which offer Institutional Class Shares and Class A Shares only, and the three Performance Advisor Funds, which offer Class C Shares only. Each class of shares in the Funds has identical rights and privileges except with respect to distribution fees paid by each respective class, voting matters affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Funds organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION:
Bonds and other fixed income securities (including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. The valuation is based on the latest quoted bid prices. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities traded on NASDAQ are valued at the "Official Closing Price" as reported by NASDAQ. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith at the direction of the Board of Trustees. Investments in open-ended investment companies, including Fund of Funds, are valued at their respective net asset values as reported by such companies.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- November 30, 2004
(Unaudited)

REPURCHASE AGREEMENTS:
The Funds may purchase instruments from financial institutions, such as banks and broker-dealers that Trustmark Investment Advisers, Inc. ("Trustmark") deems to present minimal credit risk under guidelines adopted by the Board of Trustees, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller, under a repurchase agreement, is required to maintain the value of the collateral held pursuant to the agreement with a value equal to the repurchase price (including accrued interest). Default by the seller would, however, expose the relevant Funds to a possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counter parties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities. Collateral subject to repurchase agreements are held by the Fund's custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:
Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Securities gains and losses are calculated on the identified cost basis.

EXPENSE ALLOCATION:
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all Funds within the Trust. Expenses specific to a class are charged to that class.

DIVIDENDS TO SHAREHOLDERS:
The Money Market Fund, The Short Term Government Income Fund and The Intermediate Term Income Fund declare net investment income daily as dividends to their shareholders and distribute such dividends monthly. Dividends from net investment income, if any, are declared and distributed monthly in the case of The Large Cap Equity Fund, The Mid Cap Equity Fund, The Leaders Equity Fund, The Strategic Dividend Fund, The Performance Advisor Growth Fund, The Performance Advisor Moderate Fund, and The Performance Advisor Conservative Fund. Net realized gains for the Funds, if any, are distributed at least annually. Additional distributions are also made to the Funds' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified to capital; temporary differences do not require reclassification.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- November 30, 2004
(Unaudited)

3. RELATED PARTY TRANSACTIONS


ADVISOR AND CUSTODIAN:
Trustmark acts as Advisor to the Funds. Trustmark is entitled to receive a fee, accrued daily and paid monthly, based on average daily net assets of each Fund. For the six months ended November 30, 2004, the advisory fee rates were as follows:

The Money Market Fund.......................................   0.30%
The Short Term Government Income Fund.......................   0.40%
The Intermediate Term Income Fund...........................   0.50%
The Large Cap Equity Fund...................................   0.60%
The Mid Cap Equity Fund.....................................   0.75%
The Leaders Equity Fund.....................................   1.00%
The Strategic Dividend Fund.................................   0.75%
The Performance Advisor Growth Portfolio....................   0.25%
The Performance Advisor Moderate Portfolio..................   0.25%
The Performance Advisor Conservative Portfolio..............   0.25%

Trustmark National Bank serves as Custodian of the Funds' cash and securities. For these services, Trustmark National Bank is entitled to a fee accrued daily and paid monthly, at an annual rate of 0.04% based on average daily net assets of each Fund.

ADMINISTRATION:
BISYS Fund Services Ohio, Inc. ("BISYS"), a subsidiary of The BISYS Group, Inc., with whom certain officers and trustees of the Funds are affiliated, serves the Trust as administrator. Such officers and trustees are not paid any fees directly by the Funds for serving as officers and trustees of the Funds. In accordance with the terms of the Administration Agreement, BISYS is entitled to a fee, accrued daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Fund. The Administrator may use its fees to pay advertising and marketing expenses for the benefit of the Funds.

DISTRIBUTION PLAN:
Performance Funds Distributor, Inc. (the "Distributor"), a wholly-owned subsidiary of the BISYS Group, serves as the distribution agent of the Funds. The Trust has adopted a compensatory Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for a monthly payment by the Funds to the Distributor at an annual rate not to exceed 0.35% of the average daily net assets of Class A Shares and 1.00% of the average daily net assets of Class B and Class C Shares.

The Distributor is entitled to receive commissions on sales of shares of the Funds. For the six months ended November 30, 2004, the Distributor received $35,484 from commissions earned on sales of the Funds of which $1,951 was re-allowed to Trustmark, the Distributor, and BISYS (affiliated broker/dealers).

ACCOUNTING AND TRANSFER AGENCY:
BISYS provides accounting and transfer agency services for the Funds. For these services to the Funds, BISYS receives an annual fee accrued daily and paid monthly.

FEE REDUCTIONS:
The Advisor, Administrator, Custodian and the Distributor voluntarily agreed to reduce fees as stated in the statement of operations. The Advisor has also agreed to contractually limit the total expenses, exclusive of taxes, brokerage

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- November 30, 2004
(Unaudited)

commissions and extraordinary expenses of The Leaders Equity Fund and the Strategic Dividend Fund. Each class has its own expense limitations based on average daily net assets for any full fiscal year as follows:

FUND                                                              CLASS       EXPENSE LIMITATION
----                                                          -------------   ------------------
The Leaders Equity Fund.....................................  Institutional          1.25%
The Leaders Equity Fund.....................................              A          1.50%
The Leaders Equity Fund.....................................              B          2.25%
The Strategic Dividend Fund.................................  Institutional          1.05%
The Strategic Dividend Fund.................................              A          1.30%

4. PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities (excluding short-term securities) for the six months ended November 30, 2004, were as follows:

                                                               PURCHASES       SALES
                                                              -----------   -----------
The Short Term Government Income Fund.......................  $21,924,121   $32,536,074
The Intermediate Term Income Fund...........................    4,972,787       669,799
The Large Cap Equity Fund...................................   42,940,833    46,425,001
The Mid Cap Equity Fund.....................................   36,479,616    32,388,758
The Leaders Equity Fund.....................................   45,100,317    42,135,363
The Strategic Dividend Fund.................................    8,955,525             0
The Performance Advisor Growth Fund.........................      869,754             0
The Performance Advisor Moderate Fund.......................    2,512,259             0
The Performance Advisor Conservative Fund...................      482,365             0

5. FEDERAL INCOME TAXES
Each Fund is a separate taxable entity for federal tax purposes. Each Fund has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

As of the latest tax year end of May 31, 2004, the following funds had net capital loss carryforwards to offset future net realized gains, if any, to the extent provided by Treasury regulations. To the extent that these carryforwards are used to offset future capital gains it is probable that the gains that are offset will not be distributed to shareholders.

                                                                AMOUNT     EXPIRES
                                                              ----------   -------
The Money Market Fund.......................................  $      410    2011
                                                                     156    2012
The Short Term Government Income Fund.......................     595,936    2005
                                                                 210,095    2008
                                                                 723,544    2009
                                                                  86,910    2012
The Intermediate Term Income Fund...........................   3,322,439    2009
The Leaders Equity Fund.....................................   3,587,425    2010
                                                               3,575,688    2011

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- November 30, 2004
(Unaudited)

6. OTHER INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-PERFORM (737-3676) and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is available (i) without charge, upon request, by calling 1-800-PERFORM (737-3676) and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

Schedules of Portfolio Investments for periods ending August 31 and February 28 are available without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

7. TABLE OF SHAREHOLDER EXPENSES
As a shareholder of the Performance Funds Trust, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Performance Funds Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 through November 30, 2004.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- November 30, 2004
(Unaudited)

ACTUAL RETURNS
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                          BEGINNING        ENDING        EXPENSE PAID      EXPENSE RATIO
                                                        ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD*     DURING PERIOD
                                                           6/1/04         11/30/04      6/1/04-11/30/04   6/1/04-11/30/04
                                                        -------------   -------------   ---------------   ---------------
Money Market Fund -- Class I..........................    $1,000.00       $1,005.20          $2.36             0.47%
Money Market Fund -- Class A..........................     1,000.00        1,003.90           3.62             0.72%
Money Market Fund -- Class B..........................     1,000.00        1,003.90           3.62             0.72%
Short Term Government Fund -- Class I.................     1,000.00        1,008.40           3.83             0.76%
Short Term Government Fund -- Class A.................     1,000.00        1,007.10           5.08             1.01%
Intermediate Income Fund -- Class I...................     1,000.00        1,030.50           4.28             0.84%
Intermediate Income Fund -- Class A...................     1,000.00        1,029.20           5.54             1.09%
Intermediate Income Fund -- Class B...................     1,000.00        1,025.40           9.34             1.84%
Large Cap Equity Fund -- Class I......................     1,000.00        1,078.70           5.42             1.04%
Large Cap Equity Fund -- Class A......................     1,000.00        1,077.60           6.72             1.29%
Large Cap Equity Fund -- Class B......................     1,000.00        1,073.70          10.60             2.04%
Mid Cap Equity Fund -- Class I........................     1,000.00        1,061.40           5.99             1.16%
Mid Cap Equity Fund -- Class A........................     1,000.00        1,060.40           7.28             1.41%
Mid Cap Equity Fund -- Class B........................     1,000.00        1,056.40          11.13             2.16%
Leaders Equity Fund -- Class I........................     1,000.00        1,090.50           6.55             1.25%
Leaders Equity Fund -- Class A........................     1,000.00        1,088.60           7.85             1.50%
Leaders Equity Fund -- Class B........................     1,000.00        1,084.40          11.76             2.25%
Strategic Dividend Fund -- Class I....................     1,000.00        1,007.00           5.28             1.05%
Strategic Dividend Fund -- Class A....................     1,000.00        1,007.00           6.54             1.30%
Performance Advisor Growth Fund -- Class C............     1,000.00        1,046.80           9.24             1.80%
Performance Advisor Moderate Fund -- Class C..........     1,000.00        1,040.60           8.39             1.64%
Performance Advisor Conservative Fund -- Class C......     1,000.00        1,026.70           9.25             1.82%

---------------

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The table below provides information about hypothetical account values and hypothetical expenses based on each Performance Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- November 30, 2004
(Unaudited)

Please, note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                          BEGINNING        ENDING        EXPENSE PAID      EXPENSE RATIO
                                                        ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD*     DURING PERIOD
                                                           6/1/04         11/30/04      6/1/04-11/30/04   6/1/04-11/30/04
                                                        -------------   -------------   ---------------   ---------------
Money Market Fund -- Class I..........................    $1,000.00       $1,022.71          $2.38             0.47%
Money Market Fund -- Class A..........................     1,000.00        1,021.46           3.65             0.72%
Money Market Fund -- Class B..........................     1,000.00        1,021.46           3.65             0.72%
Short Term Government Fund -- Class I.................     1,000.00        1,021.26           3.85             0.76%
Short Term Government Fund -- Class A.................     1,000.00        1,020.00           5.11             1.01%
Intermediate Income Fund -- Class I...................     1,000.00        1,020.86           4.26             0.84%
Intermediate Income Fund -- Class A...................     1,000.00        1,019.60           5.52             1.09%
Intermediate Income Fund -- Class B...................     1,000.00        1,015.84           9.30             1.84%
Large Cap Equity Fund -- Class I......................     1,000.00        1,019.85           5.27             1.04%
Large Cap Equity Fund -- Class A......................     1,000.00        1,018.60           6.53             1.29%
Large Cap Equity Fund -- Class B......................     1,000.00        1,014.84          10.30             2.04%
Mid Cap Equity Fund -- Class I........................     1,000.00        1,019.25           5.87             1.16%
Mid Cap Equity Fund -- Class A........................     1,000.00        1,018.00           7.13             1.41%
Mid Cap Equity Fund -- Class B........................     1,000.00        1,014.24          10.91             2.16%
Leaders Equity Fund -- Class I........................     1,000.00        1,018.80           6.33             1.25%
Leaders Equity Fund -- Class A........................     1,000.00        1,017.55           7.59             1.50%
Leaders Equity Fund -- Class B........................     1,000.00        1,013.79          11.36             2.25%
Strategic Dividend Fund -- Class I....................     1,000.00        1,019.80           5.32             1.05%
Strategic Dividend Fund -- Class A....................     1,000.00        1,018.55           6.58             1.30%
Performance Advisor Growth Fund -- Class C............     1,000.00        1,016.04           9.10             1.80%
Performance Advisor Moderate Fund -- Class C..........     1,000.00        1,016.85           8.29             1.64%
Performance Advisor Conservative Fund -- Class C......     1,000.00        1,015.94           9.20             1.82%

                      (This page intentionally left blank)

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

                                                                    INVESTMENT ACTIVITIES                         DIVIDENDS
                                                         -------------------------------------------      -------------------------
                                          NET ASSET                          NET
                                           VALUE,           NET           REALIZED        TOTAL FROM         NET
                                          BEGINNING      INVESTMENT       GAINS ON        INVESTMENT      INVESTMENT        TOTAL
                                          OF PERIOD        INCOME        INVESTMENTS      ACTIVITIES        INCOME        DIVIDENDS
                                          ---------      ----------      -----------      ----------      ----------      ---------
INSTITUTIONAL CLASS SHARES
  For the Six Months Ended November 30,
    2004 (Unaudited)....................    $1.00          $0.01             $--*           $0.01           $(0.01)        $(0.01)
  Year Ended May 31, 2004...............     1.00           0.01             --*             0.01            (0.01)         (0.01)
  Year Ended May 31, 2003...............     1.00           0.01             --*             0.01            (0.01)         (0.01)
  Year Ended May 31, 2002...............     1.00           0.02             --*             0.02            (0.02)         (0.02)
  Year Ended May 31, 2001...............     1.00           0.06             --              0.06            (0.06)         (0.06)
  Year Ended May 31, 2000...............     1.00           0.05             --              0.05            (0.05)         (0.05)

CLASS A SHARES
  For the Six Months Ended November 30,
    2004 (Unaudited)....................     1.00             --*            --*               --*              --*            --*
  Year Ended May 31, 2004...............     1.00             --*            --*               --*              --*            --*
  Year Ended May 31, 2003...............     1.00           0.01             --*             0.01            (0.01)         (0.01)
  Year Ended May 31, 2002...............     1.00           0.02             --*             0.02            (0.02)         (0.02)
  Year Ended May 31, 2001...............     1.00           0.06             --              0.06            (0.06)         (0.06)
  Year Ended May 31, 2000...............     1.00           0.05             --              0.05            (0.05)         (0.05)

CLASS B SHARES
  For the Six Months Ended November 30,
    2004 (Unaudited)....................     1.00             --*            --*               --*              --*            --*
  Year Ended May 31, 2004...............     1.00             --*            --*               --*              --*            --*
  Year Ended May 31, 2003...............     1.00             --*            --*               --*              --*            --*
  Year Ended May 31, 2002...............     1.00           0.01             --*             0.01            (0.01)         (0.01)
  Year Ended May 31, 2001...............     1.00           0.05             --              0.05            (0.05)         (0.05)
  Year Ended May 31, 2000...............     1.00           0.04             --              0.04            (0.04)         (0.04)

---------------

 * Less than $0.005 per share

(a) Not annualized for periods less than a year.

(b) Annualized for periods less than a year.

(c) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

                       See notes to financial statements.

                                                               TOTAL RETURN                        RATIO OF        RATIO OF NET
                                                NET ASSET        (EXCLUDES      NET ASSETS AT      EXPENSES      INVESTMENT INCOME
                                                 VALUE,            SALES        END OF PERIOD     TO AVERAGE        TO AVERAGE
                                              END OF PERIOD     CHARGE)(a)         (000'S)       NET ASSETS(b)     NET ASSETS(b)
                                              -------------   ---------------   --------------   -------------   -----------------
INSTITUTIONAL CLASS SHARES
 For the Six Months Ended November 30, 2004
  (Unaudited)................................     $1.00            0.52%           $511,006          0.47%             1.04%
 Year Ended May 31, 2004.....................      1.00            0.60             439,167          0.45              0.60
 Year Ended May 31, 2003.....................      1.00            1.11             478,796          0.44              1.12
 Year Ended May 31, 2002.....................      1.00            2.26             533,027          0.42              2.26
 Year Ended May 31, 2001.....................      1.00            5.92             574,726          0.37              5.73
 Year Ended May 31, 2000.....................      1.00            5.38             432,090          0.35              5.26

CLASS A SHARES

For the Six Months Ended November 30, 2004
 (Unaudited).................................      1.00            0.39              45,411          0.72              0.80
 Year Ended May 31, 2004.....................      1.00            0.33              40,497          0.70              0.35
 Year Ended May 31, 2003.....................      1.00            0.86              52,470          0.69              0.89
 Year Ended May 31, 2002.....................      1.00            2.01              76,525          0.67              2.02
 Year Ended May 31, 2001.....................      1.00            5.66              86,334          0.62              5.49
 Year Ended May 31, 2000.....................      1.00            5.12              82,852          0.60              4.99

CLASS B SHARES

For the Six Months Ended November 30, 2004
 (Unaudited).................................      1.00            0.39                 211          0.72              0.81
 Year Ended May 31, 2004.....................      1.00            0.33                 172          0.73              0.33
 Year Ended May 31, 2003.....................      1.00            0.39                 362          1.15              0.39
 Year Ended May 31, 2002.....................      1.00            1.24                 311          1.42              1.18
 Year Ended May 31, 2001.....................      1.00            4.87                 266          1.37              4.76
 Year Ended May 31, 2000.....................      1.00            4.35                 308          1.33              4.30

                                                   RATIO OF
                                                   EXPENSES
                                                  TO AVERAGE
                                               NET ASSETS(b)(c)
                                               ----------------
INSTITUTIONAL CLASS SHARES
 For the Six Months Ended November 30, 2004
  (Unaudited)................................        0.60%
 Year Ended May 31, 2004.....................        0.58
 Year Ended May 31, 2003.....................        0.57
 Year Ended May 31, 2002.....................        0.56
 Year Ended May 31, 2001.....................        0.55
 Year Ended May 31, 2000.....................        0.54
CLASS A SHARES

For the Six Months Ended November 30, 2004
 (Unaudited).................................        0.95
 Year Ended May 31, 2004.....................        0.93
 Year Ended May 31, 2003.....................        0.92
 Year Ended May 31, 2002.....................        0.91
 Year Ended May 31, 2001.....................        0.90
 Year Ended May 31, 2000.....................        0.79
CLASS B SHARES

For the Six Months Ended November 30, 2004
 (Unaudited).................................        1.60
 Year Ended May 31, 2004.....................        1.58
 Year Ended May 31, 2003.....................        1.57
 Year Ended May 31, 2002.....................        1.56
 Year Ended May 31, 2001.....................        1.55
 Year Ended May 31, 2000.....................        1.52

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

                                                                     INVESTMENT ACTIVITIES
                                                         ----------------------------------------------
                                          NET ASSET                       NET REALIZED
                                           VALUE,           NET          AND UNREALIZED      TOTAL FROM
                                          BEGINNING      INVESTMENT      GAINS/(LOSSES)      INVESTMENT
                                          OF PERIOD        INCOME        ON INVESTMENTS      ACTIVITIES
                                          ---------      ----------      --------------      ----------
INSTITUTIONAL CLASS SHARES
  For the Six Months Ended November 30,
    2004 (Unaudited)....................   $ 9.94          $0.12             $(0.04)           $0.08
  Year Ended May 31, 2004...............    10.20           0.25              (0.23)            0.02
  Year Ended May 31, 2003...............    10.11           0.33               0.12             0.45
  Year Ended May 31, 2002...............    10.02           0.44               0.09             0.53
  Year Ended May 31, 2001...............     9.66           0.53               0.36             0.89
  Year Ended May 31, 2000...............     9.79           0.51              (0.13)            0.38

CLASS A SHARES

  For the Six Months Ended November 30,
    2004 (Unaudited)....................     9.93           0.11              (0.04)           $0.07
  Year Ended May 31, 2004...............    10.19           0.21              (0.21)            0.00
  Year Ended May 31, 2003...............    10.11           0.31               0.11             0.42
  Year Ended May 31, 2002...............    10.02           0.42               0.09             0.51
  Year Ended May 31, 2001...............     9.66           0.51               0.36             0.87
  Year Ended May 31, 2000...............     9.79           0.48              (0.13)            0.35

                                                  DIVIDENDS
                                          -------------------------

                                             NET
                                          INVESTMENT        TOTAL
                                            INCOME        DIVIDENDS
                                          ----------      ---------
INSTITUTIONAL CLASS SHARES
  For the Six Months Ended November 30,
    2004 (Unaudited)....................    $(0.14)        $(0.14)
  Year Ended May 31, 2004...............     (0.28)         (0.01)
  Year Ended May 31, 2003...............     (0.36)         (0.01)
  Year Ended May 31, 2002...............     (0.44)         (0.02)
  Year Ended May 31, 2001...............     (0.53)         (0.06)
  Year Ended May 31, 2000...............     (0.51)         (0.05)
CLASS A SHARES

  For the Six Months Ended November 30,
    2004 (Unaudited)....................     (0.13)         (0.13)
  Year Ended May 31, 2004...............     (0.26)         (0.26)
  Year Ended May 31, 2003...............     (0.34)         (0.34)
  Year Ended May 31, 2002...............     (0.42)         (0.42)
  Year Ended May 31, 2001...............     (0.51)         (0.51)
  Year Ended May 31, 2000...............     (0.48)         (0.48)

---------------

(a) Not annualized for periods less than a year.

(b) Annualized for periods less than a year.

(c) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(e) No voluntary waivers during this period.

                       See notes to financial statements.

                                                                                                                  RATIO OF NET
                                                                                                    RATIO OF       INVESTMENT
                                                NET ASSET       TOTAL RETURN     NET ASSETS AT      EXPENSES         INCOME
                                                 VALUE,          (EXCLUDES       END OF PERIOD     TO AVERAGE      TO AVERAGE
                                              END OF PERIOD   SALES CHARGE)(a)      (000'S)       NET ASSETS(b)   NET ASSETS(b)
                                              -------------   ----------------   --------------   -------------   -------------
INSTITUTIONAL CLASS SHARES
For the Six Months Ended November 30, 2004
 (Unaudited).................................    $ 9.88             0.84%           $ 71,386          0.76%           2.75%
  Year Ended May 31, 2004....................      9.94             0.22              80,391          0.73            2.50
  Year Ended May 31, 2003....................     10.20             4.51              85,962          0.71            3.22
  Year Ended May 31, 2002....................     10.11             5.42              88,846          0.71            4.40
  Year Ended May 31, 2001....................     10.02             9.46              68,672          0.73            5.42
  Year Ended May 31, 2000....................      9.66             3.94              87,517          0.70            5.20

CLASS A SHARES

For the Six Months Ended November 30, 2004
 (Unaudited).................................      9.87             0.71               8,601          1.01            2.50
  Year Ended May 31, 2004....................      9.93           (0.03)               9,691          0.98            2.22
  Year Ended May 31, 2003....................     10.19             4.16              13,388          0.97            2.91
  Year Ended May 31, 2002....................     10.11             5.16               9,486          0.96            4.14
  Year Ended May 31, 2001....................     10.02             9.19               5,865          0.98            5.16
  Year Ended May 31, 2000....................      9.66             3.68               4,466          0.95            4.95


                                                   RATIO OF
                                                   EXPENSES
                                                  TO AVERAGE       PORTFOLIO
                                               NET ASSETS(b)(c)   TURNOVER(d)
                                               ----------------   ------------
INSTITUTIONAL CLASS SHARES
For the Six Months Ended November 30, 2004
 (Unaudited).................................            (e)         26.48%
  Year Ended May 31, 2004....................            (e)         35.79
  Year Ended May 31, 2003....................            (e)         43.36
  Year Ended May 31, 2002....................            (e)         39.48
  Year Ended May 31, 2001....................            (e)         29.53
  Year Ended May 31, 2000....................            (e)         32.29
CLASS A SHARES

For the Six Months Ended November 30, 2004
 (Unaudited).................................        1.11            26.48
  Year Ended May 31, 2004....................        1.08            35.79
  Year Ended May 31, 2003....................        1.07            43.36
  Year Ended May 31, 2002....................        1.06            39.48
  Year Ended May 31, 2001....................        1.08            29.53
  Year Ended May 31, 2000....................            (e)         32.29

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM INCOME FUND
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

                                                              INVESTMENT ACTIVITIES                   DIVIDENDS
                                                    -----------------------------------------   ----------------------
                                       NET ASSET                  NET REALIZED
                                         VALUE,        NET       AND UNREALIZED    TOTAL FROM      NET
                                       BEGINNING    INVESTMENT   GAINS/(LOSSES)    INVESTMENT   INVESTMENT     TOTAL
                                       OF PERIOD      INCOME     ON INVESTMENTS    ACTIVITIES     INCOME     DIVIDENDS
                                       ----------   ----------   --------------    ----------   ----------   ---------
INSTITUTIONAL CLASS SHARES
  For the Six Months Ended November
    30, 2004(Unaudited)..............    $10.39       $0.23           $0.09           $0.32       $(0.24)     $(0.24)
  Year Ended May 31, 2004............     10.96        0.51           (0.59)          (0.08)       (0.49)      (0.49)
  Year Ended May 31, 2003............     10.44        0.58            0.50            1.08        (0.56)      (0.56)
  Year Ended May 31, 2002............     10.19        0.60            0.23            0.83        (0.58)      (0.58)
  Year Ended May 31, 2001............      9.58        0.59            0.61            1.20        (0.59)      (0.59)
  Year Ended May 31, 2000............     10.06        0.55           (0.48)           0.07        (0.55)      (0.55)

CLASS A SHARES
  For the Six Months Ended November
    30, 2004(Unaudited)..............     10.38        0.21            0.09            0.30        (0.22)      (0.22)
  Year Ended May 31, 2004............     10.95        0.51           (0.62)          (0.11)       (0.46)      (0.46)
  Year Ended May 31, 2003............     10.43        0.55            0.50            1.05        (0.53)      (0.53)
  Year Ended May 31, 2002............     10.18        0.58            0.23            0.81        (0.56)      (0.56)
  Year Ended May 31, 2001............      9.57        0.56            0.61            1.17        (0.56)      (0.56)
  Year Ended May 31, 2000............     10.05        0.52           (0.48)           0.04        (0.52)      (0.52)

CLASS B SHARES
  For the Six Months Ended November
    30, 2004(Unaudited)..............     10.38        0.19            0.07            0.26        (0.18)      (0.18)
  Year Ended May 31, 2004............     10.95        0.40           (0.59)          (0.19)       (0.38)      (0.38)
  Year Ended May 31, 2003............     10.43        0.47            0.51            0.98        (0.46)      (0.46)
  Year Ended May 31, 2002............     10.18        0.49            0.24            0.73        (0.48)      (0.48)
  Year Ended May 31, 2001............      9.57        0.49            0.61            1.10        (0.49)      (0.49)
  Year Ended May 31, 2000............     10.05        0.45           (0.48)          (0.03)       (0.45)      (0.45)

---------------

(a) Not annualized for periods less than a year.

(b) Annualized for periods less than a year.

(c) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

                                                                                                       RATIO OF NET
                                                                                         RATIO OF       INVESTMENT
                                                                                         EXPENSES         INCOME
                                 NET ASSET         TOTAL RETURN       NET ASSETS AT     TO AVERAGE      TO AVERAGE
                                  VALUE,            (EXCLUDES         END OF PERIOD        NET             NET
                               END OF PERIOD     SALES CHARGE)(a)        (000'S)        ASSETS(b)       ASSETS(b)
                               -------------     ----------------     -------------     ----------     ------------

INSTITUTIONAL CLASS SHARES
For the Six Months Ended
 November 30, 2004
 (Unaudited)..................    $10.47                3.05%           $ 77,674             0.84%           4.46%
  Year Ended May 31, 2004.....     10.39               (0.77)             68,896             0.82            4.72
  Year Ended May 31, 2003.....     10.96               10.64              77,737             0.80            5.48
  Year Ended May 31, 2002.....     10.44                8.34              85,922             0.79            5.78
  Year Ended May 31, 2001.....     10.19               12.79             121,110             0.76            5.93
  Year Ended May 31, 2000.....      9.58                0.71             141,404             0.75            5.59

CLASS A SHARES

For the Six Months Ended
 November 30, 2004
 (Unaudited)..................     10.46                2.92               8,353             1.09            4.21
  Year Ended May 31, 2004.....     10.38               (1.03)              7,578             1.07            4.50
  Year Ended May 31, 2003.....     10.95               10.37              11,324             1.05            5.21
  Year Ended May 31, 2002.....     10.43                8.07              10,646             1.04            5.58
  Year Ended May 31, 2001.....     10.18               12.51              11,888             1.01            5.65
  Year Ended May 31, 2000.....      9.57                0.45               6,139             1.00            5.32


CLASS B SHARES
For the Six Months Ended
 November 30, 2004
 (Unaudited)..................     10.46                2.54                 505             1.84            3.49
  Year Ended May 31, 2004.....     10.38               (1.77)                591             1.82            3.72
  Year Ended May 31, 2003.....     10.95                9.59                 716             1.79            4.57
  Year Ended May 31, 2002.....     10.43                7.31                 370             1.79            4.88
  Year Ended May 31, 2001.....     10.18               11.69                 116             1.76            4.92
  Year Ended May 31, 2000.....      9.57               (0.30)                 76             1.75            4.57


                                  RATIO OF
                                  EXPENSES
                                 TO AVERAGE
                                     NET           PORTFOLIO
                                ASSETS(b)(c)      TURNOVER(d)
                                -------------     -----------
INSTITUTIONAL CLASS SHARES
For the Six Months Ended
 November 30, 2004
 (Unaudited)..................        0.89%           0.87%
  Year Ended May 31, 2004.....        0.87           20.22
  Year Ended May 31, 2003.....        0.85           16.97
  Year Ended May 31, 2002.....        0.84            7.02
  Year Ended May 31, 2001.....        0.81           14.06
  Year Ended May 31, 2000.....        0.80           53.19
CLASS A SHARES

For the Six Months Ended
 November 30, 2004
 (Unaudited)..................        1.24            0.87
  Year Ended May 31, 2004.....        1.22           20.22
  Year Ended May 31, 2003.....        1.20           16.97
  Year Ended May 31, 2002.....        1.19            7.02
  Year Ended May 31, 2001.....        1.16           14.06
  Year Ended May 31, 2000.....        1.05           53.19

CLASS B SHARES
For the Six Months Ended
 November 30, 2004
 (Unaudited)..................        1.89            0.87
  Year Ended May 31, 2004.....        1.87           20.22
  Year Ended May 31, 2003.....        1.84           16.97
  Year Ended May 31, 2002.....        1.84            0.02
  Year Ended May 31, 2001.....        1.81           14.06
  Year Ended May 31, 2000.....        1.80           53.19

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

                                                       INVESTMENT ACTIVITIES                    DIVIDENDS
                                       ------------------------------------------------------   ----------
                                       NET ASSET       NET        NET REALIZED
                                         VALUE,     INVESTMENT   AND UNREALIZED    TOTAL FROM      NET
                                       BEGINNING     INCOME/     GAINS/(LOSSES)    INVESTMENT   INVESTMENT
                                       OF PERIOD      (LOSS)     ON INVESTMENTS    ACTIVITIES     INCOME
                                       ----------   ----------   ---------------   ----------   ----------
INSTITUTIONAL CLASS SHARES
  For the Six Months Ended November
    30, 2004(Unaudited)..............    $15.75       $ 0.12         $ 1.12          $ 1.24       $(0.11)
  Year Ended May 31, 2004............     15.19         0.15           1.77            1.92        (0.14)
  Year Ended May 31, 2003............     18.37         0.15          (1.97)          (1.82)       (0.15)
  Year Ended May 31, 2002............     23.25         0.12          (3.11)          (2.99)       (0.11)
  Year Ended May 31, 2001............     28.83         0.11          (3.39)          (3.28)       (0.10)
  Year Ended May 31, 2000............     28.18         0.12           1.41            1.53        (0.11)


CLASS A SHARES
  For the Six Months Ended November
    30, 2004(Unaudited)..............     15.66         0.08           1.13            1.21        (0.09)
  Year Ended May 31, 2004............     15.12         0.10           1.77            1.87        (0.11)
  Year Ended May 31, 2003............     18.29         0.12          (1.96)          (1.84)       (0.12)
  Year Ended May 31, 2002............     23.18         0.06          (3.09)          (3.03)       (0.08)
  Year Ended May 31, 2001............     28.78         0.05          (3.38)          (3.33)       (0.07)
  Year Ended May 31, 2000............     28.16         0.05           1.40            1.45        (0.06)


CLASS B SHARES
  For the Six Months Ended November
    30, 2004(Unaudited)..............     15.18        (0.03)          1.15            1.12        (0.07)
  Year Ended May 31, 2004............     14.73        (0.01)          1.72            1.71        (0.04)
  Year Ended May 31, 2003............     17.92           --          (1.93)          (1.93)       (0.05)
  Year Ended May 31, 2002............     22.86        (0.09)         (3.04)          (3.13)       (0.03)
  Year Ended May 31, 2001............     28.55        (0.13)         (3.35)          (3.48)       (0.01)
  Year Ended May 31, 2000............     28.08        (0.13)          1.37            1.24           --

                                              DIVIDENDS
                                       ------------------------

                                       NET REALIZED     TOTAL
                                          GAINS       DIVIDENDS
                                       ------------   ---------
INSTITUTIONAL CLASS SHARES
  For the Six Months Ended November
    30, 2004(Unaudited)..............     $   --       $(0.11)
  Year Ended May 31, 2004............      (1.22)       (1.36)
  Year Ended May 31, 2003............      (1.21)       (1.36)
  Year Ended May 31, 2002............      (1.78)       (1.89)
  Year Ended May 31, 2001............      (2.20)       (2.30)
  Year Ended May 31, 2000............      (0.77)       (0.88)

CLASS A SHARES
  For the Six Months Ended November
    30, 2004(Unaudited)..............         --        (0.09)
  Year Ended May 31, 2004............      (1.22)       (1.33)
  Year Ended May 31, 2003............      (1.21)       (1.33)
  Year Ended May 31, 2002............      (1.78)       (1.86)
  Year Ended May 31, 2001............      (2.20)       (2.27)
  Year Ended May 31, 2000............      (0.77)       (0.83)

CLASS B SHARES
  For the Six Months Ended November
    30, 2004(Unaudited)..............         --        (0.07)
  Year Ended May 31, 2004............      (1.22)       (1.26)
  Year Ended May 31, 2003............      (1.21)       (1.26)
  Year Ended May 31, 2002............      (1.78)       (1.81)
  Year Ended May 31, 2001............      (2.20)       (2.21)
  Year Ended May 31, 2000............      (0.77)       (0.77)

---------------

(a) Not annualized for periods less than a year.

(b) Annualized for periods less than a year.

(c) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(e) No voluntary waivers during this period.

                       See notes to financial statements.

                                                                                                   RATIO OF NET
                                                                                     RATIO OF       INVESTMENT        RATIO OF
                                                 TOTAL RETURN                        EXPENSES         INCOME          EXPENSES
                                 NET ASSET        (EXCLUDES       NET ASSETS AT     TO AVERAGE      TO AVERAGE       TO AVERAGE
                                  VALUE,            SALES         END OF PERIOD        NET             NET               NET
                               END OF PERIOD      CHARGE)(a)         (000'S)        ASSETS(b)       ASSETS(b)       ASSETS(b)(c)
                               -------------     ------------     -------------     ----------     ------------     -------------

INSTITUTIONAL CLASS SHARES
For the Six Months Ended
 November 30, 2004
 (Unaudited)..................    $16.88              7.87%         $ 71,086           1.04%           1.37%                (e)
  Year Ended May 31, 2004.....     15.75             13.06            68,743           1.01            0.93                 (e)
  Year Ended May 31, 2003.....     15.19             (9.55)           81,858           1.02            1.04                 (e)
  Year Ended May 31, 2002.....     18.37            (13.58)           93,095           0.95            0.57                 (e)
  Year Ended May 31, 2001.....     23.25            (12.02)          154,776           0.90            0.38                 (e)
  Year Ended May 31, 2000.....     28.83              5.35           290,637           0.87            0.43                 (e)


CLASS A SHARES
For the Six Months Ended
 November 30, 2004
 (Unaudited)..................     16.78              7.76            29,043           1.29            1.14             1.39
  Year Ended May 31, 2004.....     15.66             12.73            28,495           1.26            0.67             1.22
  Year Ended May 31, 2003.....     15.12             (9.76)           30,070           1.27            0.78             1.20
  Year Ended May 31, 2002.....     18.29            (13.75)           39,586           1.20            0.32             1.19
  Year Ended May 31, 2001.....     23.18            (12.24)           43,028           1.15            0.17             1.16
  Year Ended May 31, 2000.....     28.78              5.08             5,377           1.12            0.18                 (e)


CLASS B SHARES
For the Six Months Ended
 November 30, 2004
 (Unaudited)..................     16.23              7.37             3,004           2.04            0.38                 (e)
  Year Ended May 31, 2004.....     15.18             11.92             3,058           2.01           (0.08)                (e)
  Year Ended May 31, 2003.....     14.73            (10.48)            3,333           2.02            0.02                 (e)
  Year Ended May 31, 2002.....     17.92            (14.41)            4,770           1.95           (0.43)                (e)
  Year Ended May 31, 2001.....     22.86            (12.87)            6,328           1.90           (0.58)                (e)
  Year Ended May 31, 2000.....     28.55              4.31             7,189           1.87           (0.57)                (e)


                                 PORTFOLIO
                                TURNOVER(d)
                                -----------
INSTITUTIONAL CLASS SHARES
For the Six Months Ended
 November 30, 2004
 (Unaudited)..................     43.22%
  Year Ended May 31, 2004.....     36.91
  Year Ended May 31, 2003.....      3.83
  Year Ended May 31, 2002.....      8.28
  Year Ended May 31, 2001.....      2.51
  Year Ended May 31, 2000.....      8.83

CLASS A SHARES
For the Six Months Ended
 November 30, 2004
 (Unaudited)..................     43.22
  Year Ended May 31, 2004.....     36.91
  Year Ended May 31, 2003.....      3.83
  Year Ended May 31, 2002.....      8.28
  Year Ended May 31, 2001.....      2.51
  Year Ended May 31, 2000.....      8.83

CLASS B SHARES
For the Six Months Ended
 November 30, 2004
 (Unaudited)..................     43.22
  Year Ended May 31, 2004.....     36.91
  Year Ended May 31, 2003.....      3.83
  Year Ended May 31, 2002.....      8.28
  Year Ended May 31, 2001.....      2.51
  Year Ended May 31, 2000.....      8.83

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

                                                                      INVESTMENT ACTIVITIES                        DIVIDENDS
                                                         ------------------------------------------------      ------------------
                                          NET ASSET         NET            NET REALIZED
                                           VALUE,        INVESTMENT       AND UNREALIZED       TOTAL FROM            NET
                                          BEGINNING       INCOME/         GAINS/(LOSSES)       INVESTMENT        INVESTMENT
                                          OF PERIOD        (LOSS)         ON INVESTMENTS       ACTIVITIES          INCOME
                                          ---------      ----------      ----------------      ----------      ---------------
INSTITUTIONAL CLASS SHARES
  For the Six Months Ended November 30,
    2004 (Unaudited)....................   $15.96          $(0.01)           $  1.00            $  0.99              $--
  Year Ended May 31, 2004...............    12.53           (0.04)              3.47               3.43              --
  Year Ended May 31, 2003...............    13.41           (0.01)             (0.87)             (0.88)             --
  Year Ended May 31, 2002...............    15.59           (0.01)              0.08               0.07              --
  Year Ended May 31, 2001...............    17.13           (0.01)              0.93               0.92              --
  Year Ended May 31, 2000...............    18.61             --*               1.66               1.66              --


CLASS A SHARES
  For the Six Months Ended November 30,
    2004 (Unaudited)....................    15.72           (0.03)              0.98               0.95              --
  Year Ended May 31, 2004...............    12.37           (0.07)              3.42               3.35              --
  Year Ended May 31, 2003...............    13.27           (0.04)             (0.86)             (0.90)             --
  Year Ended May 31, 2002...............    15.49           (0.03)              0.06               0.03              --
  Year Ended May 31, 2001...............    17.07           (0.04)              0.92               0.88              --
  Year Ended May 31, 2000...............    18.59           (0.05)              1.67               1.62              --


CLASS B SHARES
  For the Six Months Ended November 30,
    2004 (Unaudited)....................    14.90           (0.12)              0.96               0.84              --
  Year Ended May 31, 2004...............    11.81           (0.11)              3.20               3.09              --
  Year Ended May 31, 2003...............    12.90           (0.13)             (0.85)             (0.98)             --
  Year Ended May 31, 2002...............    15.11           (0.12)              0.05              (0.07)             --
  Year Ended May 31, 2001...............    16.82           (0.17)              0.92               0.75              --
  Year Ended May 31, 2000...............    18.49           (0.11)              1.58               1.47              --

                                                   DIVIDENDS
                                          ---------------------------

                                          NET REALIZED        TOTAL
                                             GAINS          DIVIDENDS
                                          ------------      ---------
INSTITUTIONAL CLASS SHARES
  For the Six Months Ended November 30,
    2004 (Unaudited)....................     $   --          $   --
  Year Ended May 31, 2004...............         --              --
  Year Ended May 31, 2003...............         --              --
  Year Ended May 31, 2002...............      (2.25)          (2.25)
  Year Ended May 31, 2001...............      (2.46)          (2.46)
  Year Ended May 31, 2000...............      (3.14)          (3.14)

CLASS A SHARES
  For the Six Months Ended November 30,
    2004 (Unaudited)....................         --              --
  Year Ended May 31, 2004...............         --              --
  Year Ended May 31, 2003...............         --              --
  Year Ended May 31, 2002...............      (2.25)          (2.25)
  Year Ended May 31, 2001...............      (2.46)          (2.46)
  Year Ended May 31, 2000...............      (3.14)          (3.14)

CLASS B SHARES
  For the Six Months Ended November 30,
    2004 (Unaudited)....................         --              --
  Year Ended May 31, 2004...............         --              --
  Year Ended May 31, 2003...............         --              --
  Year Ended May 31, 2002...............      (2.25)          (2.25)
  Year Ended May 31, 2001...............      (2.46)          (2.46)
  Year Ended May 31, 2000...............      (3.14)          (3.14)

---------------

  * Less than $0.005 per share

(a) Not annualized for periods less than a year.

(b) Annualized for periods less than a year.

(c) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(e) No voluntary waivers during this period.

                       See notes to financial statements.

                                                                                                      RATIO OF    RATIO OF NET
                                                                                                      EXPENSES     INVESTMENT
                                                NET ASSET        TOTAL RETURN       NET ASSETS AT    TO AVERAGE      INCOME
                                                 VALUE,            (EXCLUDES        END OF PERIOD       NET        TO AVERAGE
                                              END OF PERIOD    SALES CHARGE)(a)        (000'S)       ASSETS(b)    NET ASSETS(b)
                                              -------------   -------------------   --------------   ----------   -------------
INSTITUTIONAL CLASS
  For the Six Months Ended
  For the Six Months Ended
    November 30, 2003
    (Unaudited)..............................    $16.95               6.14%            $ 69,545         1.16%         (0.16)%
  Ended May 31, 2003.........................     15.96              27.45               65,878         1.14          (0.18)
  Year Ended May 31, 2002....................     12.53              (6.56)              61,177         1.16          (0.12)
  Year Ended May 31, 2001....................     13.41               1.22               72,308         1.14          (0.05)
  Year Ended May 31, 2000....................     15.59               5.13               74,765         1.13          (0.03)
  Year Ended May 31, 2000....................     17.13               8.55               95,307         1.11          (0.03)


CLASS A
  For the Six Months Ended
    November 30, 2003
    (Unaudited)..............................     16.67               6.04               22,741         1.41          (0.41)
  Year Ended May 31, 2003....................     15.72              27.08               21,766         1.39          (0.43)
  Year Ended May 31, 2003....................     12.37              (6.78)              17,652         1.41          (0.37)
  Year Ended May 31, 2002....................     13.27               0.96               20,949         1.38          (0.33)
  Year Ended May 31, 2001....................     15.49               4.90               14,890         1.38          (0.27)
  Year Ended May 31, 2000....................     17.07               8.27               16,708         1.36          (0.28)


CLASS B
  For the Six Months Ended
    November 30, 2003
    (Unaudited)..............................     15.74               5.64                  991         2.16          (1.16)
  Year Ended May 31, 2003....................     14.90              26.16                1,027         2.15          (1.17)
  Year Ended May 31, 2003....................     11.81              (7.66)                 379         2.16          (1.12)
  Year Ended May 31, 2002....................     12.79               0.26                  492         2.14          (1.06)
  Year Ended May 31, 2001....................     15.11               4.14                  473         2.13          (1.03)
  Year Ended May 31, 2000....................     28.55               4.31                7,189         1.87          (0.57)


                                                   RATIO OF
                                                   EXPENSES
                                                  TO AVERAGE       PORTFOLIO
                                               NET ASSETS(b)(c)   TURNOVER(d)
                                               ----------------   ------------
INSTITUTIONAL CLASS
  For the Six Months Ended
  For the Six Months Ended
    November 30, 2003
    (Unaudited)..............................            (e)         37.91%
  Ended May 31, 2003.........................            (e)         18.89
  Year Ended May 31, 2002....................            (e)          0.00
  Year Ended May 31, 2001....................            (e)         38.78
  Year Ended May 31, 2000....................            (e)         62.14
  Year Ended May 31, 2000....................            (e)         56.82

CLASS A
  For the Six Months Ended
    November 30, 2003
    (Unaudited)..............................        1.51            37.91
  Year Ended May 31, 2003....................        1.49            18.89
  Year Ended May 31, 2003....................        1.51             0.00
  Year Ended May 31, 2002....................        1.36            38.78
  Year Ended May 31, 2001....................        1.48            62.14
  Year Ended May 31, 2000....................            (e)         56.82

CLASS B
  For the Six Months Ended
    November 30, 2003
    (Unaudited)..............................            (e)         37.91
  Year Ended May 31, 2003....................            (e)         18.89
  Year Ended May 31, 2003....................            (e)          0.00
  Year Ended May 31, 2002....................            (e)         38.78
  Year Ended May 31, 2001....................            (e)         62.14
  Year Ended May 31, 2000....................            (c)          8.83

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LEADERS EQUITY FUND
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

                                                               INVESTMENT ACTIVITIES
                                          ---------------------------------------------------------------
                                          NET ASSET         NET            NET REALIZED
                                           VALUE,        INVESTMENT       AND UNREALIZED       TOTAL FROM
                                          BEGINNING       INCOME/         GAINS/(LOSSES)       INVESTMENT
                                          OF PERIOD        (LOSS)         ON INVESTMENTS       ACTIVITIES
                                          ---------      ----------      ----------------      ----------
INSTITUTIONAL CLASS SHARES
  For the Six Months Ended November 30,
    2004 (Unaudited)....................   $ 7.51          $(0.01)            $ 0.69             $ 0.68
  Year Ended May 31, 2004...............     6.19           (0.04)              1.36               1.32
  Year Ended May 31, 2003...............     7.28           (0.04)             (1.05)             (1.09)
  Year Ended May 31, 2002...............     7.89           (0.04)             (0.57)             (0.61)
  Year Ended May 31, 2001(e)............    10.00           (0.01)             (2.10)             (2.11)


CLASS A SHARES
  For the Six Months Ended November 30,
    2004 (Unaudited)....................     7.45            0.03               0.63               0.66
  Year Ended May 31, 2004...............     6.14           (0.06)              1.37               1.31
  Year Ended May 31, 2003...............     7.24           (0.06)             (1.04)             (1.10)
  Year Ended May 31, 2002...............     7.87           (0.05)             (0.58)             (0.63)
  Year Ended May 31, 2001(e)............    10.00           (0.02)             (2.11)             (2.13)

CLASS B SHARES
  For the Six Months Ended November 30,
    2004 (Unaudited)....................     7.23           (0.03)              0.64               0.61
  Year Ended May 31, 2004...............     6.02           (0.12)              1.33               1.21
  Year Ended May 31, 2003...............     7.15           (0.10)             (1.03)             (1.13)
  Year Ended May 31, 2002...............     7.84           (0.11)             (0.58)             (0.69)
  Year Ended May 31, 2001(e)............    10.00           (0.06)             (2.10)             (2.16)

                                                DIVIDENDS
                                          ----------------------

                                             NET
                                          INVESTMENT     TOTAL
                                            INCOME     DIVIDENDS
                                          ----------   ---------
INSTITUTIONAL CLASS SHARES
  For the Six Months Ended November 30,
    2004 (Unaudited)....................    $   --      $   --
  Year Ended May 31, 2004...............        --          --
  Year Ended May 31, 2003...............        --*         --*
  Year Ended May 31, 2002...............        --          --
  Year Ended May 31, 2001(e)............        --*         --*

CLASS A SHARES
  For the Six Months Ended November 30,
    2004 (Unaudited)....................        --          --
  Year Ended May 31, 2004...............        --          --
  Year Ended May 31, 2003...............        --*         --*
  Year Ended May 31, 2002...............        --          --
  Year Ended May 31, 2001(e)............        --*         --*

CLASS B SHARES
  For the Six Months Ended November 30,
    2004 (Unaudited)....................        --          --
  Year Ended May 31, 2004...............        --          --
  Year Ended May 31, 2003...............        --*         --*
  Year Ended May 31, 2002...............        --          --
  Year Ended May 31, 2001(e)............        --*         --*

---------------

 *  Less than $0.005 per share

(a) Not annualized for periods less than a year.

(b) Annualized for periods less than a year.

(c) During the period, certain fees were reduced. If such reductions had not occurred, the ratio would be as indicated.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(e) Fund commenced operations on September 1, 2000.

                       See notes to financial statements.

                                                                                                                 RATIO OF NET
                                                               TOTAL RETURN                        RATIO OF       INVESTMENT
                                                NET ASSET        (EXCLUDES      NET ASSETS AT      EXPENSES        INCOME TO
                                                 VALUE,            SALES        END OF PERIOD     TO AVERAGE      AVERAGE NET
                                              END OF PERIOD     CHARGE)(a)         (000'S)       NET ASSETS(b)     ASSETS(b)
                                              -------------   ---------------   --------------   -------------   -------------
INSTITUTIONAL CLASS
  For the Six Months Ended
  For the Six Months Ended
    November 30, 2003
    (Unaudited)..............................     $8.19             9.05%          $37,028           1.25%           (0.49)%
  Year Ended May 31, 2003....................      7.51            21.32            31,127           1.25            (0.72)
  Year Ended May 31, 2002....................      6.19           (14.97)           22,313           1.25            (0.67)
  Year Ended May 31, 2001....................      7.28            (7.30)           22,943           1.25            (0.68)
  Year Ended May 31, 2000....................      7.89           (21.08)           18,473           1.25            (0.22)


CLASS A
  For the Six Months Ended
    November 30, 2003
    (Unaudited)..............................      8.11             8.86             1,616           1.50            (0.71)
  Year Ended May 31, 2003....................      7.45            21.34             1,036           1.50            (0.97)
  Year Ended May 31, 2003....................      6.14           (15.19)              812           1.50            (0.93)
  Year Ended May 31, 2002....................      7.24            (8.01)            1,049           1.50            (0.94)
  Year Ended May 31, 2001....................      7.87           (21.28)              809           1.50            (0.48)


CLASS B
  For the Six Months Ended
    November 30, 2003
    (Unaudited)..............................      7.84             8.44               281           2.25            (1.49)
  Year Ended May 31, 2003....................      7.23            20.10               239           2.25            (1.71)
  Year Ended May 31, 2003....................      6.02           (15.80)              178           2.25            (1.68)
  Year Ended May 31, 2002....................      7.15            (8.80)              236           2.25            (1.68)
  Year Ended May 31, 2001....................      7.84           (21.60)              249           2.25            (1.26)


                                                   RATIO OF
                                                   EXPENSES
                                                  TO AVERAGE         PORTFOLIO
                                               NET ASSETS(b)(c)   TURNOVER(b)(d)
                                               ----------------   ---------------
INSTITUTIONAL CLASS
  For the Six Months Ended
  For the Six Months Ended
    November 30, 2003
    (Unaudited)..............................        1.56%            125.37%
  Year Ended May 31, 2003....................        1.57             196.42
  Year Ended May 31, 2002....................        1.68             185.64
  Year Ended May 31, 2001....................        1.74             152.13
  Year Ended May 31, 2000....................        1.69             140.49

CLASS A
  For the Six Months Ended
    November 30, 2003
    (Unaudited)..............................        1.91             125.37
  Year Ended May 31, 2003....................        1.92             196.42
  Year Ended May 31, 2003....................        2.03             185.64
  Year Ended May 31, 2002....................        2.08             152.13
  Year Ended May 31, 2001....................        2.04             140.49

CLASS B
  For the Six Months Ended
    November 30, 2003
    (Unaudited)..............................        2.56             125.37
  Year Ended May 31, 2003....................        2.57             196.42
  Year Ended May 31, 2003....................        2.68             185.64
  Year Ended May 31, 2002....................        2.74             152.13
  Year Ended May 31, 2001....................        2.69             140.49

PERFORMANCE FUNDS TRUST
THE STRATEGIC DIVIDEND FUND
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

                                                                       INVESTMENT ACTIVITIES
                                                         --------------------------------------------------
                                          NET ASSET                          NET REALIZED
                                           VALUE,             NET           AND UNREALIZED       TOTAL FROM
                                          BEGINNING       INVESTMENT        GAINS/(LOSSES)       INVESTMENT
                                          OF PERIOD      INCOME/(LOSS)      ON INVESTMENTS       ACTIVITIES
                                          ---------      -------------      ---------------      ----------
INSTITUTIONAL CLASS SHARES
  For the Period Ended November 30, 2004
    (Unaudited)(e)......................   $10.00            $0.02               $0.05             $0.07


CLASS A SHARES
  For the Period Ended November 30, 2004
    (Unaudited)(e)......................    10.00             0.01                0.06              0.07

                                                DIVIDENDS
                                          ----------------------

                                             NET
                                          INVESTMENT     TOTAL
                                            INCOME     DIVIDENDS
                                          ----------   ---------
INSTITUTIONAL CLASS SHARES
  For the Period Ended November 30, 2004
    (Unaudited)(e)......................     $--          $--

CLASS A SHARES
  For the Period Ended November 30, 2004
    (Unaudited)(e)......................      --           --

---------------

(a) Not annualized for periods less than a year.

(b) Annualized for periods less than a year.

(c) During the period, certain fees were reduced. If such reductions had not occurred, the ratio would be as indicated.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(e) Fund commenced operations on November 9, 2004.

                       See notes to financial statements.

                                                                                                                  RATIO OF NET
                                                                                                    RATIO OF       INVESTMENT
                                                NET ASSET       TOTAL RETURN     NET ASSETS AT      EXPENSES         INCOME
                                                 VALUE,          (EXCLUDES       END OF PERIOD     TO AVERAGE      TO AVERAGE
                                              END OF PERIOD   SALES CHARGE)(a)      (000'S)       NET ASSETS(b)   NET ASSETS(b)
                                              -------------   ----------------   --------------   -------------   -------------
INSTITUTIONAL CLASS SHARES
For the Period Ended
  November 30, 2004
    (Unaudited)(e)...........................    $10.07             0.70%            $8,545           1.05%           3.14%


CLASS A SHARES
For the Period Ended
  November 30, 2004
    (Unaudited)(e)...........................     10.07             0.70                721           1.30            3.24


                                                   RATIO OF
                                                   EXPENSES
                                                  TO AVERAGE        PORTFOLIO
                                               NET ASSETS(b)(c)   TURNOVER(b)(d)
                                               ----------------   --------------
INSTITUTIONAL CLASS SHARES
For the Period Ended
  November 30, 2004
    (Unaudited)(e)...........................        1.59%             0.00%

CLASS A SHARES
For the Period Ended
  November 30, 2004
    (Unaudited)(e)...........................        1.92              0.00

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

                                                                       INVESTMENT ACTIVITIES
                                                         --------------------------------------------------
                                          NET ASSET                          NET REALIZED
                                           VALUE,             NET           AND UNREALIZED       TOTAL FROM
                                          BEGINNING       INVESTMENT        GAINS/(LOSSES)       INVESTMENT
                                          OF PERIOD      INCOME/(LOSS)      ON INVESTMENTS       ACTIVITIES
                                          ---------      -------------      ---------------      ----------
THE PERFORMANCE ADVISOR GROWTH PORTFOLIO
CLASS C SHARES
  For the Six Months Ended November 30,
    2004 (Unaudited)....................   $11.11           $(0.02)              $0.54             $0.52
  Year Ended May 31, 2004(e)............    10.00            (0.06)               1.17              1.11


THE PERFORMANCE ADVISOR MODERATE
  PORTFOLIO
CLASS C SHARES
  For the Six Months Ended November 30,
    2004 (Unaudited)....................    10.90               --*               0.44              0.44
  Year Ended May 31, 2004(e)............    10.00            (0.02)               0.92              0.90


THE PERFORMANCE ADVISOR CONSERVATIVE
  PORTFOLIO
CLASS C SHARES
  For the Six Months Ended November 30,
    2004 (Unaudited)....................    10.40              --*                0.23              0.23
  Year Ended May 31, 2004(e)............    10.00             0.03                0.40              0.43

                                                DIVIDENDS
                                          ----------------------

                                             NET
                                          INVESTMENT     TOTAL
                                            INCOME     DIVIDENDS
                                          ----------   ---------
THE PERFORMANCE ADVISOR GROWTH PORTFOLIO
CLASS C SHARES
  For the Six Months Ended November 30,
    2004 (Unaudited)....................    $   --      $   --
  Year Ended May 31, 2004(e)............        --          --

THE PERFORMANCE ADVISOR MODERATE
  PORTFOLIO
CLASS C SHARES
  For the Six Months Ended November 30,
    2004 (Unaudited)....................        --          --
  Year Ended May 31, 2004(e)............        --          --

THE PERFORMANCE ADVISOR CONSERVATIVE
  PORTFOLIO
CLASS C SHARES
  For the Six Months Ended November 30,
    2004 (Unaudited)....................        --          --
  Year Ended May 31, 2004(e)............     (0.03)      (0.03)

---------------

 *  Less than $0.005 per share

(a) Not annualized for periods less than a year.

(b) Annualized for periods less than a year.

(c) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would be as indicated.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(e) Fund commenced operations on August 5, 2003.

                       See notes to financial statements.

                                                                                                                  RATIO OF NET
                                                                                                    RATIO OF       INVESTMENT
                                                NET ASSET       TOTAL RETURN     NET ASSETS AT      EXPENSES         INCOME
                                                 VALUE,          (EXCLUDES       END OF PERIOD     TO AVERAGE      TO AVERAGE
                                              END OF PERIOD   SALES CHARGE)(a)      (000'S)       NET ASSETS(b)   NET ASSETS(b)
                                              -------------   ----------------   --------------   -------------   -------------
THE ADVISOR GROWTH PORTFOLIO
  CLASS C SHARES
  FOR THE SIX MONTHS ENDED
    November 30, 2004)
    (Unaudited)..............................    $11.63             4.68%           $ 8,101           1.80%           (0.44)%
  Year Ended May 31, 2004(e).................     11.11            11.10              6,680           1.99            (0.78)


THE ADVISOR MODERATE PORTFOLIO
  CLASS C SHARES
  FOR THE SIX MONTHS ENDED
    November 30, 2004
    (Unaudited)..............................     11.34             4.06             10,852           1.64             0.23
  Year Ended May 31, 2004(e).................     10.90             9.00              7,530           1.97            (0.26)


THE ADVISOR CONSERVATIVE PORTFOLIO
  CLASS C SHARES
  FOR THE SIX MONTHS ENDED
    November 30, 2004
    (Unaudited)..............................     10.63             2.67              6,677           1.82             0.68
  Year Ended May 31, 2004(e).................     10.40             4.27              5,698           2.04             0.36


                                                   RATIO OF
                                                   EXPENSES
                                                  TO AVERAGE        PORTFOLIO
                                               NET ASSETS(b)(c)   TURNOVER(b)(d)
                                               ----------------   --------------
THE ADVISOR GROWTH PORTFOLIO
  CLASS C SHARES
  FOR THE SIX MONTHS ENDED
    November 30, 2004)
    (Unaudited)..............................        2.17%              0.00%
  Year Ended May 31, 2004(e).................        2.36              13.98

THE ADVISOR MODERATE PORTFOLIO
  CLASS C SHARES
  FOR THE SIX MONTHS ENDED
    November 30, 2004
    (Unaudited)..............................        2.00               0.00
  Year Ended May 31, 2004(e).................        2.33              10.07

THE ADVISOR CONSERVATIVE PORTFOLIO
  CLASS C SHARES
  FOR THE SIX MONTHS ENDED
    November 30, 2004
    (Unaudited)..............................        2.19               0.00
  Year Ended May 31, 2004(e).................        2.40              12.32

                       See notes to financial statements.

                      (This page intentionally left blank)

[PERFORMANCE FUNDS LOGO]

INVESTMENT ADVISOR

Trustmark Investment Advisors, Inc.
248 East Capitol Street
Jackson, Mississippi 39201

ADMINISTRATOR AND TRANSFER AGENT

BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

DISTRIBUTOR

Performance Funds Distributor, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN

Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

COUNSEL

DrinkerBiddle & Reath LLP
One Logan Square 18(th) and Cherry Streets
Philadelphia, Pennsylvania 19103-6996

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
100 East Broad Street
Columbus, Ohio 43215

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS OF THE PERFORMANCE FAMILY OF MUTUAL FUNDS. ITS USE IN CONNECTION WITH ANY OFFERING OF THE TRUST'S SHARES IS AUTHORIZED ONLY IN CASE OF A CONCURRENT OR PRIOR DELIVERY OF THE TRUST'S CURRENT PROSPECTUS.

PR-SEM-5504-11/04

[PERFORMANCE FUNDS LOGO]

PERFORMANCE FUNDS TRUST
A FAMILY OF MUTUAL FUNDS

SEMI-ANNUAL REPORT
NOVEMBER 30, 2004

SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, TRUSTMARK NATIONAL BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE TRUST INVOLVE INVESTMENT RISK,
INCLUDING POSSIBLE LOSS OF PRINCIPAL. PAST PERFORMANCE IS NOT
INDICATIVE OF FUTURE RESULTS.

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     NOT APPLICABLE -- ONLY FOR ANNUAL REPORTS.

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (b) OF THIS ITEM 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                (i) Has at least one audit committee financial expert serving on its audit committee; or

                (ii) Does not have an audit committee financial expert serving on its audit committee.

            (2) If the registrant provides the disclosure required by paragraph
            (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

            (3) If the registrant provides the disclosure required by paragraph
            (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

        (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

        (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

        (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

        (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

        Pre-approval by the Committee of non-audit services is not required so long as:

        (1) (A) with respect to the Funds, the aggregate amount of all such permissible non-audit services provided to the Funds constitutes no more than 5% of the total amount of revenues paid to the auditor by the Funds during the fiscal year in which the services are provided;

             (B) with respect to the Adviser and any Adviser-affiliated service provider, the aggregate amount of all such non-audit services provided constitutes no more than 5% of the total amount of revenues (of the type that would have to be pre-approved by the Committee) paid to the auditor by the Funds, the Adviser and any Adviser-affiliated service provider during the fiscal year in which the services are provided;

        (2) such services under (1) above were not recognized by the Funds at the time of the engagement to be non-audit services and such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or its Delegate(s) (as defined below).

            (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

        (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

        (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

        NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so
                state.
        (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

                NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

        (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED,

PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

        (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

        (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.
        NOT APPLICABLE -- ONLY FOR ANNUAL REPORTS.

        (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).
        CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

        (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.
        NOT APPLICABLE.

        (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

        CERTIFICATIONS PURSUANT TO RULE 30a-2(b) ARE FURNISHED HEREWITH.


                                   SIGNATURES


        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Performance Funds Trust

By:     /s/ Walter B. Grimm
        --------------------
        Walter B. Grimm
        President

Date: February 10, 2005

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Walter B. Grimm
        --------------------
        Walter B. Grimm
        President

Date: February 10, 2005

By:     /s/ Chris Sabato
        -----------------
        Chris Sabato
        Treasurer

Date: February 10, 2005